                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number       811-5850
                                                      -------------------

                             OneAmerica Funds, Inc.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1 American Square, Indianapolis, IN, 46282-8216
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
                 1 American Square, Indianapolis, IN, 46282-8216
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                            ------------
                   Date of fiscal year end: December 31, 2004
                                           ------------------

                     Date of reporting period: June 30, 2004
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows: (Provide full text of annual report)

[GRAPHIC]

SEMI-ANNUAL REPORT FOR
ONEAMERICA(R) FUNDS, INC.

June 30, 2004

[AUL A ONE AMERICA(R) FINANCIAL PARTNER LOGO]

THE REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE PARTICIPANTS. THE REPORT IS NOT TO BE DISTRIBUTED TO PROSPECTIVE INVESTORS AS SALES LITERATURE UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS OF ONEAMERICA FUNDS, INC., AND AUL AMERICAN UNIT TRUST, AUL AMERICAN INDIVIDUAL UNIT TRUST, AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST OR AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST WHICH CONTAINS FURTHER INFORMATION CONCERNING THE SALES CHARGE, EXPENSES AND OTHER PERTINENT INFORMATION.

Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica Securities, Inc., Member NASD, SIPC, a wholly owned subsidiary of AUL.

                DIRECTORS AND OFFICERS OF ONEAMERICA FUNDS, INC.
Donald J. Stuhldreher, Chairman of the Board of Directors
Dayton H. Molendorp, ACTING PRESIDENT
Dr. Ronald D. Anderson, DIRECTOR
    Retired Professor, Kelley School of Business
    Indiana University, Indianapolis, Indiana
James W. Murphy, DIRECTOR
Constance E. Lund, TREASURER
Jean L. Wojtowicz, DIRECTOR
    Cambridge Capital
    Management Corporation
    Indianapolis, Indiana
Thomas M. Zurek, SECRETARY
John C. Swhear, ASSISTANT SECRETARY &
    CHIEF COMPLIANCE OFFICER

[PHOTO OF DONALD J. STUHLDREHER]

A MESSAGE FROM THE CHAIRMAN OF THE BOARD OF DIRECTORS OF ONEAMERICA FUNDS, INC.

In general, investment returns have been uninspiring during the first half of 2004 as investors remained focused on the possibility of rising inflation, higher interest rates, and elevated oil prices. Heightened geopolitical risk and terrorism fears, as well as an uncertain domestic presidential election, have only intensified the level of investor unease.

After more than three years of steadily lowering interest rates, the Federal Reserve finally changed its accommodative monetary stance in June. As of August, they had raised the federal funds rate 50 basis points to 1.50%. The catalysts for this upward adjustment in rates included strong economic growth and signs of increasing inflationary pressures. The Federal Reserve has suggested it will continue raising short-term rates on a gradual basis over the upcoming months in order to achieve maximum sustainable economic growth. However, Federal Reserve officials have also indicated they would raise rates more aggressively if inflationary pressures mount.

The equity market basically remained in a trading range during the first half of 2004, without any clear catalyst to drive performance. The S&P 500 and the Dow Jones Industrial Average, two commonly used equity benchmarks, advanced 3.4% and 0.8%, respectively, during the first half of the year. Equity investors adopted a more defensive stance as this year's best performing sectors (energy, consumer staples, and health care) were the laggards in 2003. By contrast, economically sensitive sectors like technology and basic materials that performed quite well in 2003 underperformed the broad market during the first half of 2004.

Bonds performed poorly during the first six months of 2004 as the U.S. economy strengthened, placing upward pressure on interest rates. The economy experienced strong job growth in the second quarter as well as improving factory utilization rates. These factors pushed interest rates higher, resulting in the Lehman Aggregate Bond Index returning only 0.1% in the first half of 2004.

We continue to maintain a cautious stance regarding the outlook for both stocks and bonds. History indicates that strength in corporate earnings growth is a powerful indicator of future stock returns. As most forecasters are suggesting a deceleration in the earnings growth rate for 2004 and 2005, this implies an increased level of risk aversion on the part of equity investors and the possibility of diminished return potential for equities. The environment for bonds may also continue to be challenging through the remainder of 2004 as the U.S. economy continues to strengthen and the Federal Reserve raises short-term interest rates.

Investment performance for the OneAmerica Funds, Inc. for the first half of 2004 was:

     PORTFOLIO                                            CLASS O                     ADVISOR CLASS
     ---------                                            -------                     -------------
     Value Portfolio                                         4.9%                           4.8%
     Money Market Portfolio                                  0.3%                           0.1%
     Investment Grade Bond Portfolio                         0.2%                           0.0%
     Asset Director Portfolio                                3.6%                           3.4%

Performance numbers for the OneAmerica portfolios are net of investment advisory fees and other expenses paid by each portfolio but do not reflect specified contract charges and mortality and expense risk charges.

We regret to announce that R. Stephen Radcliffe and Dr. Ronald D. Anderson (effective July 17, 2004) have resigned from the Board. Mr. Radcliffe has served the Fund as Chairman for four years and resigned in anticipation of his retirement in 2004. Dr. Anderson has served the Fund as a Director since its inception, for over 14 years. Their wise counsel and warm friendship will be missed.

Thank you for your continued investment and confidence in OneAmerica Funds, Inc.

                                              /s/ Donald J. Stuhldreher

                                              Donald J. Stuhldreher
                                              CHAIRMAN OF THE BOARD OF DIRECTORS
                                              ONEAMERICA FUNDS, INC.

Indianapolis, Indiana
August 15, 2004

                             ONEAMERICA FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)

                                                               PORTFOLIO
                                    ---------------------------------------------------------------
                                                         MONEY         INVESTMENT         ASSET
                                       VALUE             MARKET        GRADE BOND       DIRECTOR
                                    -------------    -------------   --------------   -------------
ASSETS:
  Investments at value              $ 216,552,755    $ 195,800,950   $  122,034,986   $ 182,260,118
  Capital stock sold                       85,652          108,124              566          20,558
  Receivable for investments sold               -        9,000,000        1,000,000               -
  Dividends and interest receivable       182,307          282,590        1,078,783         564,423
                                    -------------    -------------   --------------   -------------
      Total assets                    216,820,714      205,191,664      124,114,335     182,845,099
                                    -------------    -------------   --------------   -------------

LIABILITIES:
  Distribution payable                          -            3,719                -               -
  Capital stock redeemed                        -                -          128,533               -
  Payable for investments purchased       200,000        9,274,936        1,000,000               -
  Payable to custodian                          -           88,451                -               -
  Accrued investment advisory fees         92,607           67,965           53,319          77,715
  Accrued expenses                         33,417          101,145           20,272          27,472
                                    -------------    -------------   --------------   -------------
      Total liabilities                   326,024        9,536,216        1,202,124         105,187
                                    -------------    -------------   --------------   -------------
NET ASSETS                          $ 216,494,690    $ 195,655,448   $  122,912,211   $ 182,739,912
                                    =============    =============   ==============   =============

NET ASSETS BY CLASS OF SHARES
  Class O                           $ 216,008,642    $ 194,085,380   $  121,126,097   $ 179,437,516
  Advisor Class                           486,048        1,570,068        1,786,114       3,302,396
                                    -------------    -------------   --------------   -------------
      Total net assets              $ 216,494,690    $ 195,655,448   $  122,912,211   $ 182,739,912
                                    =============    =============   ==============   =============

SHARES OUTSTANDING
  Class O                               9,285,066      194,085,380       10,916,839      10,323,100
  Advisor Class                            20,953        1,570,068          161,357         190,136
                                    -------------    -------------   --------------   -------------
      Total shares outstanding          9,306,019      195,655,448       11,078,196      10,513,236
                                    =============    =============   ==============   =============

NET ASSET VALUE PER SHARE
  Class O                           $       23.26    $        1.00   $        11.10   $       17.38
                                    =============    =============   ==============   =============
  Advisor Class                     $       23.20    $        1.00   $        11.07   $       17.37
                                    =============    =============   ==============   =============
  Investments at cost               $ 170,585,541    $ 195,800,950   $  120,951,500   $ 154,479,793
                                    =============    =============   ==============   =============

ANALYSIS OF NET ASSETS:
   Paid-in-capital                  $ 161,239,012    $ 195,655,448   $  120,227,311   $ 147,592,443
   Undistributed net investment
     income                               866,757                -        2,597,982       1,498,742
   Undistributed net realized
     gain (loss)                        8,421,707                -         (996,568)      5,868,402
   Unrealized appreciation             45,967,214                -        1,083,486      27,780,325
                                    -------------    -------------   --------------   -------------
                                    $ 216,494,690    $ 195,655,448   $  122,912,211   $ 182,739,912
                                    =============    =============   ==============   =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                 PORTFOLIO
                                         ---------------------------------------------------------
                                                           MONEY       INVESTMENT       ASSET
                                             VALUE         MARKET      GRADE BOND      DIRECTOR
                                         ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Income:
   Dividends (net of foreign             $  1,402,748   $          -   $    151,427   $    925,579
     taxes withheld of $12,210, $0,
     $0, and $8,018, respectively )
   Interest                                    78,446      1,037,247      2,844,309      1,091,578
                                         ------------   ------------   ------------   ------------
                                            1,481,194      1,037,247      2,995,736      2,017,157
                                         ------------   ------------   ------------   ------------
EXPENSES:
 Investment advisory fee                      513,948        392,829        306,494        432,113
 Custodian and service agent fee               80,797        112,180         59,136         69,636
 Professional fees                              8,043         10,455         10,292          9,267
 Printing                                       4,105          5,125          4,640          2,876
 Director fees                                  3,727          3,620          3,723          3,773
 Distribution (12b-1) fee                         317          1,311          2,261            924
 Other                                          3,500          5,610         11,208          3,159
                                         ------------   ------------   ------------   ------------
Total expenses                                614,437        531,130        397,754        521,748
                                         ------------   ------------   ------------   ------------

   Net investment income                      866,757        506,117      2,597,982      1,495,409
                                         ------------   ------------   ------------   ------------

GAIN (LOSS) ON INVESTMENTS:
  Net realized gain
   on investments                           5,984,097              -        234,020      5,017,525
  Net change in unrealized
   appreciation (depreciation)
   on investments                           4,121,757              -     (2,592,955)      (602,892)
                                         ------------   ------------   ------------   ------------
   Net gain (loss)                         10,105,854              -     (2,358,935)     4,414,633
                                         ------------   ------------   ------------   ------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS                        $ 10,972,611   $    506,117   $    239,047   $  5,910,042
                                         ============   ============   ============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                PORTFOLIO
                                        ----------------------------------------------------------
                                                   VALUE                      MONEY MARKET
                                        ----------------------------  ----------------------------
                                          SIX MONTHS                    SIX MONTHS
                                        ENDED 6/30/04    YEAR ENDED   ENDED 6/30/04    YEAR ENDED
                                         (UNAUDITED)   DEC. 31, 2003   (UNAUDITED)   DEC. 31, 2003
                                        -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                 $     866,757  $   1,476,666  $     506,117  $   1,415,704
  Net realized gain (loss)                  5,984,097      2,495,929              -              -
  Net change in unrealized
   appreciation (depreciation)              4,121,757     43,923,882              -              -
                                        -------------  -------------  -------------  -------------
   Net increase (decrease) in net
    assets from operations                 10,972,611     47,896,477        506,117      1,415,704
                                        -------------  -------------  -------------  -------------

DIVIDENDS AND DISTRIBUTIONS:
  From net investment income:
   Class O                                          -     (1,477,811)      (505,013)    (1,415,262)
   Advisor Class*                                   -            (24)        (1,104)          (442)
                                        -------------  -------------  -------------  -------------
   Increase (decrease)                              -     (1,477,835)      (506,117)    (1,415,704)
                                        -------------  -------------  -------------  -------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold:
   Class O                                 23,893,858     30,428,576     25,973,928    441,214,559
   Advisor Class*                             489,025          3,970      5,872,364      1,708,011
  Reinvested distributions:
   Class O                                          -      1,477,811        418,631      1,423,707
   Advisor Class*                                   -             24            569            442
  Cost of shares redeemed:
   Class O                                (11,786,708)   (12,911,925)   (40,712,569)  (479,165,804)
   Advisor Class*                             (18,174)           (77)    (4,336,690)    (1,674,628)
                                        -------------  -------------  -------------  -------------
   Net increase (decrease)                 12,578,001     18,998,379    (12,783,767)   (36,493,713)
                                        -------------  -------------  -------------  -------------

   Net increase (decrease) in net
    assets                                 23,550,612     65,417,021    (12,783,767)   (36,493,713)
   Net assets at beginning of period      192,944,078    127,527,057    208,439,215    244,932,928
                                        -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD             $ 216,494,690  $ 192,944,078  $ 195,655,448  $ 208,439,215
                                        =============  =============  =============  =============

CHANGES IN CAPITAL STOCK OUTSTANDING:
  Shares sold:
   Class O                                  1,096,568      1,609,769     25,973,928    441,214,559
   Advisor Class*                              21,491            207      5,872,364      1,708,011
  Reinvested distributions:
   Class O                                          -         72,425        418,631      1,423,707
   Advisor Class*                                   -              1            569            442
  Shares redeemed:
   Class O                                   (514,403)      (762,573)   (40,712,569)  (479,165,804)
   Advisor Class*                                (743)            (3)    (4,336,690)    (1,674,628)
                                        -------------  -------------  -------------  -------------
Net increase (decrease)                       602,913        919,826    (12,783,767)   (36,493,713)
Shares outstanding at beginning of
 period                                     8,703,106      7,783,280    208,439,215    244,932,928
                                        -------------  -------------  -------------  -------------
Shares outstanding at end of period         9,306,019      8,703,106    195,655,448    208,439,215
                                        =============  =============  =============  =============

*COMMENCEMENT OF OPERATIONS 3/31/2003

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       PORTFOLIO
                                           ---------------------------------------------------------------
                                                  INVESTMENT GRADE BOND             ASSET DIRECTOR
                                           -------------------------------   -----------------------------
                                             SIX MONTHS                        SIX MONTHS
                                            ENDED 6/30/04      YEAR ENDED    ENDED 6/30/04     YEAR ENDED
                                             (UNAUDITED)     DEC. 31, 2003    (UNAUDITED)    DEC. 31, 2003
                                           ----------------  -------------   -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                    $      2,597,982  $   5,422,192   $   1,495,409   $   2,579,043
  Net realized gain (loss)                          234,020       (898,596)      5,017,525         908,128
  Net change in unrealized
   appreciation (depreciation)                   (2,592,955)     1,501,537        (602,892)     28,874,998
                                           ----------------  -------------   -------------   -------------
   Net increase (decrease) in net assets
     from operations                                239,047      6,025,133       5,910,042      32,362,169
                                           ----------------  -------------   -------------   -------------

DIVIDENDS AND DISTRIBUTIONS:
  From net investment income:
   Class O                                                -     (5,493,637)              -      (2,602,927)
   Advisor Class*                                         -        (44,019)              -          (2,530)
                                           ----------------  -------------   -------------   -------------
   Increase (decrease)                                    -     (5,537,656)              -      (2,605,457)
                                           ----------------  -------------   -------------   -------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold:
   Class O                                        7,135,377     47,495,516      20,331,258      28,317,897
   Advisor Class*                                   453,669      1,569,723       3,093,546         199,097
  Reinvested distributions:
   Class O                                                -      5,493,637               -       2,602,927
   Advisor Class*                                         -         44,019               -           2,530
  Cost of shares redeemed:
   Class O                                      (10,989,481)   (47,711,085)     (9,024,620)     (5,451,981)
   Advisor Class*                                   (68,025)      (195,252)        (46,889)         (3,678)
                                           ----------------  -------------   -------------   -------------
   Net increase (decrease)                       (3,468,460)     6,696,558      14,353,295      25,666,792
                                           ----------------  -------------   -------------   -------------

   Net increase (decrease) in net assets         (3,229,413)     7,184,035      20,263,337      55,423,504
   Net assets at beginning of period            126,141,624    118,957,589     162,476,575     107,053,071
                                           ----------------  -------------   -------------   -------------
NET ASSETS AT END OF PERIOD                $    122,912,211  $ 126,141,624   $ 182,739,912   $ 162,476,575
                                           ================  =============   =============   =============

CHANGES IN CAPITAL STOCK OUTSTANDING:
  Shares sold:
   Class O                                          635,990      4,241,647       1,179,448       1,909,072
   Advisor Class*                                    41,265        139,476         179,653          13,372
  Reinvested distributions:
   Class O                                                -        495,440               -         165,305
   Advisor Class*                                         -          3,976               -             150
  Shares redeemed:
   Class O                                         (981,115)    (4,251,618)       (524,424)       (393,285)
   Advisor Class*                                    (6,111)       (17,249)         (2,818)           (221)
                                           ----------------  -------------   -------------   -------------
Net increase (decrease)                            (309,971)       611,672         831,859       1,694,393
Shares outstanding at beginning of period        11,388,167     10,776,495       9,681,377       7,986,984
                                           ----------------  -------------   -------------   -------------
Shares outstanding at end of period              11,078,196     11,388,167      10,513,236       9,681,377
                                           ================  =============   =============   =============

*COMMENCEMENT OF OPERATIONS 3/31/2003

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2004 (UNAUDITED)

                                         DESCRIPTION                                                 SHARES            VALUE
----------------------------------------------------------------------------------------------   --------------   --------------
COMMON STOCKS (90.0%)
 Aerospace & Defense (4.0%)
  Boeing Co.                                                                                             12,850   $      656,507
  General Dynamics Corp.                                                                                 40,850        4,056,404
  Precision Castparts Corp.                                                                              71,250        3,896,663
                                                                                                                  --------------
                                                                                                                       8,609,574
                                                                                                                  --------------

 Apparel (10.4%)
  Columbia Sportswear Co.*                                                                               62,500        3,413,750
  Kellwood Co.                                                                                          133,350        5,807,392
  Liz Claiborne, Inc.                                                                                   118,400        4,260,032
  Reebok International                                                                                  117,850        4,240,243
  Wolverine World Wide, Inc.                                                                            186,400        4,893,000
                                                                                                                  --------------
                                                                                                                      22,614,417
                                                                                                                  --------------

 Auto Parts (1.4%)
  TBC Corp.*                                                                                            124,120        2,954,056
                                                                                                                  --------------

 Banking & Financial Services (7.9%)
  Bank One Corp.                                                                                         99,945        5,097,194
  Citigroup, Inc.                                                                                        65,457        3,043,751
  Federated Investors, Inc.                                                                              38,300        1,162,022
  Investment Technology
    Group, Inc.*                                                                                        300,700        3,845,952
  Washington Mutual, Inc.                                                                                99,509        3,845,028
                                                                                                                  --------------
                                                                                                                      16,993,947
                                                                                                                  --------------

 Cement & Aggregates (2.6%)
  Lafarge North America, Inc.                                                                           129,100        5,590,030
                                                                                                                  --------------

 Chemicals (1.2%)
  Dow Chemical                                                                                           64,400        2,621,080
                                                                                                                  --------------

 Computer Hardware & Software (5.8%)
  Autodesk, Inc.                                                                                        172,300        7,376,163
  Hewlett-Packard Co.                                                                                   242,356        5,113,712
                                                                                                                  --------------
                                                                                                                      12,489,875
                                                                                                                  --------------

 Consumer Products (1.5%)
  Helen of Troy Ltd.*                                                                                    85,800        3,163,446
                                                                                                                  --------------

 Diversified Manufacturing (6.7%)
  Carlisle Cos., Inc.                                                                                   107,600        6,698,100
  Crane Co.                                                                                              93,300        2,928,687
  Trinity Industries                                                                                    155,450        4,941,756
                                                                                                                  --------------
                                                                                                                      14,568,543
                                                                                                                  --------------

 Electrical Equipment & Electronics (5.7%)
  American Power Conversion                                                                             266,300   $    5,232,795
  Baldor Electric Co.                                                                                   220,020        5,137,467
  General Electric Co.                                                                                   59,300        1,921,320
                                                                                                                  --------------
                                                                                                                      12,291,582
                                                                                                                  --------------

 Furniture (3.9%)
  Furniture Brands
    International, Inc.                                                                                 162,150        4,061,858
  La-Z-Boy, Inc.                                                                                        244,650        4,398,807
                                                                                                                  --------------
                                                                                                                       8,460,665
                                                                                                                  --------------

 Health Care & Pharmaceuticals (8.0%)
  McKesson Corp.                                                                                        177,750        6,102,157
  Merck & Co., Inc.                                                                                      28,300        1,344,250
  Pfizer, Inc.                                                                                          164,550        5,640,774
  Priority Healthcare Corp.
    Class "B"*                                                                                          188,000        4,314,600
                                                                                                                  --------------
                                                                                                                      17,401,781
                                                                                                                  --------------

 Housing (0.5%)
  Toll Brothers, lnc.*                                                                                   23,300          986,056
                                                                                                                  --------------


 Metals & Mining (1.7%)
  Alcoa, Inc.                                                                                            62,700        2,070,981
  Phelps Dodge Corp.                                                                                     20,750        1,608,333
                                                                                                                  --------------
                                                                                                                       3,679,314
                                                                                                                  --------------

 Oil & Oil Services (7.3%)
  Royal Dutch Petroleum Co.                                                                              97,900        5,058,493
  Tidewater, Inc.                                                                                       154,350        4,599,630
  Valero Energy Corp.                                                                                    83,550        6,162,647
                                                                                                                  --------------
                                                                                                                      15,820,770
                                                                                                                  --------------

 Paper & Forest Products (2.7%)
  Wausau-Mosinee
    Paper Corp.                                                                                         339,900        5,880,270
                                                                                                                  --------------

 Recreation (5.6%)
  Brunswick Corp.                                                                                       173,200        7,066,560
  Mattel, Inc.                                                                                          282,200        5,150,150
                                                                                                                  --------------
                                                                                                                      12,216,710
                                                                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         DESCRIPTION                                                 SHARES            VALUE
----------------------------------------------------------------------------------------------   --------------   --------------
COMMON STOCKS (90.0%) (CONTINUED)
 Restaurants (2.6%)
  Outback Steakhouse, Inc.                                                                               63,050   $    2,607,748
  Ryan's Restaurant Group, Inc.*                                                                        188,200        2,973,560
                                                                                                                  --------------
                                                                                                                       5,581,308
                                                                                                                  --------------

 Retail (4.0%)
  BJ's Wholesale Club, Inc.*                                                                            187,200        4,680,000
  Home Depot, Inc.                                                                                       60,000        2,112,000
  Longs Drug Stores, Inc.                                                                                83,300        1,988,371
                                                                                                                  --------------
                                                                                                                       8,780,371
                                                                                                                  --------------

 Telecommunication Services & Equipment (4.6%)
  Nokia Corp. - ADR                                                                                     232,750        3,384,185
  Sprint Corp.                                                                                           76,250        1,342,000
  Telefonos de Mexico Class "L" - ADR                                                                   155,750        5,181,803
                                                                                                                  --------------
                                                                                                                       9,907,988
                                                                                                                  --------------

 Transportation (1.9%)
  Alexander & Baldwin, Inc.                                                                              58,950        1,971,878
  Norfolk Southern Corp.                                                                                 85,200        2,259,504
                                                                                                                  --------------
                                                                                                                       4,231,382
                                                                                                                  --------------

    Total common stocks (cost: $148,921,025)                                                                         194,843,165
                                                                                                                  --------------

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
SHORT-TERM NOTES (1.9%)
  COMMERCIAL PAPER (1.9%)
  Business Finance (0.5%)
   General Electric Capital Corp.                                          1.122%     07/22/04   $    1,000,000   $      999,347
                                                                                                                  --------------

  Consumer Finance (1.4%)
   American General Finance Corp.                                          1.031      07/08/04        1,000,000          999,800
   American General Finance Corp.                                          1.051      07/16/04        2,100,000        2,099,081
                                                                                                                  --------------
                                                                                                                       3,098,881
                                                                                                                  --------------

    Total short-term notes and bonds (cost: $4,098,228)                                                                4,098,228
                                                                                                                  --------------

                                                                                                     SHARES
                                                                                                 --------------
MONEY MARKET MUTUAL FUNDS (5.6%)
Federated Investors Prime Obligation                                                                  6,161,287        6,161,287
Reserve Primary Fund                                                                                  6,030,000        6,030,000
                                                                                                                  --------------

   Total money market mutual funds (cost: $12,191,287)                                                                12,191,287
                                                                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         DESCRIPTION                                                 SHARES            VALUE
----------------------------------------------------------------------------------------------   --------------   --------------
MUTUAL FUNDS (2.4%)
  iShares Russell 1000 Value Index Fund                                                                  70,000   $    4,204,200
  iShares Russell 3000 Value Index Fund                                                                  13,000        1,016,210
                                                                                                                  --------------

   Total mutual funds (cost: $5,175,336)                                                                               5,220,410
                                                                                                                  --------------

CASH AND CASH EQUIVALENTS (0.1%)
  BONY Cash Reserve                                                                                     199,665          199,665
                                                                                                                  --------------

   Total cash and cash equivalents (cost: $199,665)

TOTAL INVESTMENTS (COST: $170,585,541)                                                                            $  216,552,755
                                                                                                                  ==============

*DOES NOT PAY CASH DIVIDENDS.
PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENT AT VALUE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2004 (UNAUDITED)

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
SHORT-TERM NOTES (92.7%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (24.4%)
  Federal Home Loan Bank Discount Notes                                    1.002%     07/02/04   $    2,678,000   $    2,677,926
  Federal Home Loan Bank Discount Notes                                    1.300      04/11/05        4,000,000        4,000,000
  Federal Home Loan Bank Discount Notes                                    2.020      06/15/04        3,000,000        3,000,000
  Federal Home Loan Bank Discount Notes                                    2.050      06/24/05        2,000,000        2,000,000
  Federal Home Loan Mortgage Corp. Discount Notes                          1.055      07/13/04        2,700,000        2,699,055
  Federal Home Loan Mortgage Corp. Discount Notes                          1.475      07/15/04        2,800,000        2,798,868
  Federal Agricultural Mortgage Corp.                                      1.023      07/06/04        3,000,000        2,999,575
  Federal Agricultural Mortgage Corp.                                      1.475      07/20/04        2,500,000        2,498,641
  Federal Farmers Credit Bank                                              1.475      07/28/04        3,000,000        2,997,660
  Federal Farmers Credit Bank                                              1.474      08/11/04        2,500,000        2,497,010
  Federal Farmers Credit Bank Discount Notes                               1.473      09/08/04        5,000,000        4,990,225
  Federal National Mortgage Association Discount Notes                     1.002      07/07/04        4,000,000        3,999,333
  Federal National Mortgage Association Discount Notes                     1.464      07/21/04        2,869,000        2,867,342
  Federal National Mortgage Association Discount Notes                     1.474      08/16/04        2,400,000        2,396,749
  Student Loan Marketing Association                                       3.625      09/30/04        1,000,000        1,006,380
  Tennessee Valley Authority Discount Notes                                1.483      07/22/04        4,300,000        4,297,191
                                                                                                                  --------------
                                                                                                                      47,725,955
                                                                                                                  --------------

 COMMERCIAL PAPER (55.0%)
  Banking (3.0%)
    National City Bank                                                     1.052      07/14/04        5,800,000        5,797,801
                                                                                                                  --------------

  Beverage, Food and Tobacco (2.6%)
    The Coca-Cola Co.                                                      1.121      07/13/04        2,100,000        2,099,216
    The Coca-Cola Co.                                                      1.161      07/23/04        3,000,000        2,997,873
                                                                                                                  --------------
                                                                                                                       5,097,089
                                                                                                                  --------------

  Business Finance (11.3%)
    Citicorp                                                               1.142      07/12/04        6,000,000        5,997,910
    General Electric Capital Corp.                                         1.072      07/12/04        2,000,000        1,999,346
    General Electric Capital Corp.                                         1.201      07/15/04        1,000,000          999,533
    General Electric Capital Corp.                                         1.171      07/15/04        4,000,000        3,998,180
    Procter & Gamble                                                       1.051      07/06/04        2,000,000        1,999,708
    UBS Finance Delaware, LLC                                              1.052      07/01/04        3,000,000        3,000,000
    UBS Finance Delaware, LLC                                              1.141      07/12/04        4,000,000        3,998,607
                                                                                                                  --------------
                                                                                                                      21,993,284
                                                                                                                  --------------

  Consumer Finance (4.3%)
    American Express Credit Corp.                                          1.071      07/09/04        1,900,000        1,899,548
    American General Finance Corp.                                         1.151      07/16/04        3,500,000        3,498,323
    American General Finance Corp.                                         1.102      07/19/04        3,000,000        2,998,350
                                                                                                                  --------------
                                                                                                                       8,396,221
                                                                                                                  --------------

  Consumer Services Broadcasting and Cable (2.9%)
    Gannet Corp.                                                           1.021      07/08/04        3,400,000        3,399,326
    Gannet Corp.                                                           1.141      07/19/04        2,350,000        2,348,661
                                                                                                                  --------------
                                                                                                                       5,747,987
                                                                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
SHORT-TERM NOTES (92.7%) (CONTINUED)
 COMMERCIAL PAPER (55.0%) (CONTINUED)
  Education (2.6%)
    Harvard University                                                     1.005%     09/20/04   $    5,000,000   $    4,988,750
                                                                                                                  --------------

  Electrical Equipment (1.8%)
    Siemens Capital Corp.                                                  1.321      07/16/04        3,600,000        3,598,020
                                                                                                                  --------------

  Energy (2.0%)
    ChevronTexaco Corp.                                                    1.201      07/23/04        4,000,000        3,997,067
                                                                                                                  --------------

  Finance Companies (5.4%)
    IBM Credit Corp.                                                       1.151      07/16/04        2,000,000        1,999,042
    IBM Credit Corp.                                                       1.352      08/05/04        3,500,000        3,495,406
    Toyota Motor Credit Corp.                                              1.061      07/09/04        3,000,000        2,999,293
    Toyota Motor Credit Corp.                                              1.261      07/28/04        2,000,000        1,998,110
                                                                                                                  --------------
                                                                                                                      10,491,851
                                                                                                                  --------------

  Household and Personal Care Products (5.6%)
    Clorox Corp.                                                           1.021      07/01/04        3,400,000        3,400,000
    Clorox Corp.                                                           1.251      07/19/04        2,600,000        2,598,375
    The Procter & Gamble Co.                                               1.221      07/27/04        5,000,000        4,995,594
                                                                                                                  --------------
                                                                                                                      10,993,969
                                                                                                                  --------------

  Insurance (6.1%)
    American International Group Funding, Inc.                             1.071      07/13/04        6,000,000        5,997,860
    Prudential Funding Corp.                                               1.050      07/02/04        3,000,000        2,999,913
    Prudential Funding Corp.                                               1.201      07/13/04        3,000,000        2,998,800
                                                                                                                  --------------
                                                                                                                      11,996,573
                                                                                                                  --------------

  Pharmaceuticals (4.6%)
    Eli Lilly                                                              1.516      10/04/04        5,700,000        5,677,287
    Pfizer, Inc.                                                           1.050      07/07/04        3,375,000        3,374,409
                                                                                                                  --------------
                                                                                                                       9,051,696
                                                                                                                  --------------

  Retail (1.0%)
    Wal-Mart                                                               1.094      08/24/04        2,000,000        1,996,730
                                                                                                                  --------------

  Telecommunications (1.8%)
    Bellsouth Telecommunications                                           1.180      07/07/04        1,100,000        1,099,784
    Bellsouth Telecommunications                                           1.081      07/08/04        2,500,000        2,499,475
                                                                                                                  --------------
                                                                                                                       3,599,259
                                                                                                                  --------------

 VARIABLE RATE DEMAND NOTES (4.0%)
    Chatam*(backed by 5/3 Bank LOC)                                        1.270      11/01/28        1,000,000        1,000,000
    Connecticut*(backed by Citizen Bank of RI LOC)                         1.250      01/04/29        1,300,000        1,300,000
    PCP Investors LLC* (backed by Wells Fargo Bank LOC)                    1.200      12/01/24        1,000,000        1,000,000
    Rockwood Quarry LLC* (backed by 5/3rd Bank LOC)                        1.270      12/01/22        4,650,000        4,650,000
                                                                                                                  --------------
                                                                                                                       7,950,000
                                                                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
SHORT-TERM NOTES (92.7%) (CONTINUED)
 BANKERS ACCEPTANCE (2.7%)
    Bank of America Corp.                                                  1.043%     07/19/04   $    1,197,565   $    1,196,942
    Bank of America Corp.                                                  1.064      08/04/04        4,000,000        3,995,996
                                                                                                                  --------------
                                                                                                                       5,192,938
                                                                                                                  --------------

 CORPORATE FLOATERS (4.0%)
    American Express Credit Corp.                                          1.416      12/27/04        2,500,000        2,501,934
    American Express Credit Corp.                                          1.341      04/18/05        1,010,000        1,011,049
    IBM Credit Corp.                                                       1.510      09/10/04        1,500,000        1,500,580
    Wal-Mart                                                               1.217      02/22/05        2,850,000        2,850,715
                                                                                                                  --------------
                                                                                                                       7,864,278
                                                                                                                  --------------

 CERTIFICATES OF DEPOSIT (2.6%)
    Wells Fargo & Co.                                                      1.119      07/20/04        5,000,000        5,000,000
                                                                                                                  --------------

     Total short-term notes (cost: $181,479,468)                                                                     181,479,468
                                                                                                                  --------------

                                                                                                     SHARES
                                                                                                 --------------
 MONEY MARKET MUTUAL FUNDS (7.3%)
    Dreyfus Masternote Account                                                                        3,225,040        3,225,040
    Federated Investors Prime Obligation                                                              5,888,148        5,888,148
    Reserve Primary Fund                                                                              5,208,294        5,208,294
                                                                                                                  --------------

     Total money market mutual funds (cost: $14,321,482)                                                              14,321,482
                                                                                                                  --------------

 TOTAL INVESTMENTS (COST: $195,800,950)                                                                           $  195,800,950
                                                                                                                  ==============

PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENT AT VALUE.
*VARIABLE RATE INVESTMENT. THE RATE SHOWN REPRESENTS THE RATE IN EFFECT AT JUNE 30, 2004. THE NOTES CONTAIN A DEMAND FEATURE THAT ALLOWS THE NOTES TO BE PUT BACK TO THE REMARKETING AGENT AT PAR UPON SEVEN DAYS NOTICE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2004 (UNAUDITED)

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
LONG-TERM NOTES AND BONDS (82.2%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (12.1%)
  FHLB                                                                     2.080%     06/21/05   $    1,000,000   $      998,380
  FHLB                                                                     3.500      04/22/08        1,000,000          980,067
  FHLB                                                                     5.750      05/15/12          500,000          528,501
  Housing Urban Development                                                4.850      08/01/11          800,000          804,002
  Housing Urban Development                                                5.670      08/01/16          650,000          666,119
  Tennessee Valley Authority                                               6.250      12/15/17          900,000          967,765
  U.S. Treasury Bonds                                                      6.250      02/15/07        1,200,000        1,297,126
  U.S. Treasury Bonds                                                      6.750      08/15/26          625,000          734,791
  U.S. Treasury Bonds                                                      5.250      02/15/29        1,150,000        1,127,899
  U.S. Treasury Bonds                                                      5.375      02/15/31          300,000          302,660
  U.S. Treasury Notes                                                      2.625      11/15/06        2,850,000        2,831,076
  U.S. Treasury Notes                                                      5.500      05/15/09        1,200,000        1,292,626
  U.S. Treasury Notes                                                      6.000      08/15/09        2,000,000        2,198,360
                                                                                                                  --------------
                                                                                                                      14,729,372
                                                                                                                  --------------

 MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (36.7%)
  Atlantic City Electric Transition Funding, LLC 2002-1 A3                 4.910      07/20/17          800,000          786,537
  FHLMC Gold Pool #C01086                                                  7.500      11/01/30          212,633          229,162
  FHLMC Gold Pool #C01271                                                  6.500      12/01/31          223,375          233,246
  FHLMC Gold Pool #C01302                                                  6.500      11/01/31          116,922          122,088
  FHLMC Gold Pool #C01676                                                  6.000      11/01/33        1,255,439        1,284,233
  FHLMC Gold Pool #C14364                                                  6.500      09/01/28           78,296           81,847
  FHLMC Gold Pool #C14872                                                  6.500      09/01/28           13,798           14,424
  FHLMC Gold Pool #C20300                                                  6.500      01/01/29          131,044          136,988
  FHLMC Gold Pool #C28221                                                  6.500      06/01/29           49,145           51,347
  FHLMC Gold Pool #C35377                                                  7.000      01/01/30           26,936           28,524
  FHLMC Gold Pool #C41636                                                  8.000      08/01/30           26,673           28,973
  FHLMC Gold Pool #C61802                                                  5.500      12/01/31        1,188,592        1,189,907
  FHLMC Gold Pool #C64936                                                  6.500      03/01/32          185,179          193,204
  FHLMC Gold Pool #C65674                                                  7.000      03/01/32          230,389          243,241
  FHLMC Gold Pool #C68790                                                  6.500      07/01/32          736,929          768,866
  FHLMC Gold Pool #C74741                                                  6.000      12/01/32          540,735          553,446
  FHLMC Gold Pool #C79460                                                  5.500      05/01/33          520,345          519,832
  FHLMC Gold Pool #C79886                                                  6.000      05/01/33        1,033,386        1,057,087
  FHLMC Gold Pool #E00543                                                  6.000      04/01/13           33,587           35,130
  FHLMC Gold Pool #E00565                                                  6.000      08/01/13           77,950           81,532
  FHLMC Gold Pool #E00957                                                  6.000      02/01/16          150,647          157,326
  FHLMC Gold Pool #E01007                                                  6.000      08/01/16           97,611          101,921
  FHLMC Gold Pool #E01085                                                  5.500      12/01/16          164,095          168,255
  FHLMC Gold Pool #E01136                                                  5.500      03/01/17          419,682          430,012
  FHLMC Gold Pool #E01216                                                  5.500      10/01/17          380,231          389,589
  FHLMC Gold Pool #E01378                                                  5.000      05/01/18          705,757          708,258
  FHLMC Gold Pool #E71048                                                  6.000      07/01/13            3,315            3,468
  FHLMC Gold Pool #E72468                                                  5.500      10/01/13           39,950           41,083
  FHLMC Gold Pool #E74118                                                  5.500      01/01/14          201,123          213,350
  FHLMC Gold Pool #E77035                                                  6.500      05/01/14          117,684          124,468
  FHLMC Gold Pool #E77962                                                  6.500      07/01/14          116,131          122,825

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
LONG-TERM NOTES AND BONDS (82.2%) (CONTINUED)
 MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (36.7%) (CONTINUED)
  FHLMC Gold Pool #E78727                                                  6.500%     10/01/14   $        2,743   $        2,901
  FHLMC Gold Pool #E82543                                                  6.500      03/01/16           94,976          100,392
  FHLMC Gold Pool #E85127                                                  6.000      08/01/16           85,308           89,075
  FHLMC Gold Pool #E85353                                                  6.000      09/01/16          145,966          152,411
  FHLMC Gold Pool #E89823                                                  5.500      05/01/17          647,978          663,926
  FHLMC Gold Pool #E90912                                                  5.500      08/01/17          217,076          222,419
  FHLMC Gold Pool #E91139                                                  5.500      09/01/17          631,572          647,117
  FHLMC Gold Pool #E91646                                                  5.500      10/01/17        1,024,143        1,049,350
  FHLMC Gold Pool #E92047                                                  5.500      10/01/17          693,074          710,133
  FHLMC Gold Pool #E95734                                                  5.000      03/01/18        2,450,195        2,458,877
  FHLMC Gold Pool #E96115                                                  5.000      05/01/18        1,919,924        1,926,727
  FHLMC Gold Pool #E97366                                                  5.000      07/01/18        1,334,740        1,339,470
  FHLMC Gold Pool #G01091                                                  7.000      12/01/29           74,629           79,028
  FHLMC Gold Pool #G10817                                                  6.000      06/01/13          102,975          107,708
  FHLMC Series 2370 Class PC CMO                                           6.000      07/15/30          360,432          364,462
  FHLMC Series 2424 Class OG CMO                                           6.000      03/15/17        1,000,000        1,043,466
  FHLMC Series 2715 Class NG CMO                                           4.500      12/15/18        2,300,000        2,164,478
  FNMA Pool #253798                                                        6.000      05/01/16            6,039            6,303
  FNMA Pool #356565                                                        5.500      09/01/17        2,736,172        2,807,310
  FNMA Pool #545929                                                        6.500      08/01/32          396,737          413,519
  FNMA Pool #555591                                                        5.500      07/01/33        1,147,876        1,146,059
  FNMA Pool #572020                                                        6.000      04/01/16           68,044           71,023
  FNMA Pool #578974                                                        6.000      05/01/16          188,324          196,630
  FNMA Pool #584953                                                        7.500      06/01/31           88,762           95,158
  FNMA Pool #585097                                                        6.000      05/01/16          286,449          298,988
  FNMA Pool #587855                                                        6.000      12/01/31          985,660        1,009,691
  FNMA Pool #611524                                                        6.000      10/01/31          244,450          250,410
  FNMA Pool #630147                                                        6.000      02/01/32          167,461          171,314
  FNMA Pool #650133                                                        6.000      07/01/32          326,864          334,384
  FNMA Pool #651220                                                        6.500      07/01/32          471,192          491,124
  FNMA Pool #684430                                                        6.000      03/01/33          998,258        1,021,227
  FNMA Pool #756739                                                        6.000      11/01/33        1,496,368        1,529,886
  FNMA Series 2002-86 Class KM CMO                                         5.000      12/25/17        2,000,000        1,944,204
  FNMA Series 2003-120 Class BY CMO                                        4.000      12/25/18        1,000,000          897,083
  GNMA CMO 2002-88 GW                                                      5.500      09/20/19        1,000,000          983,065
  GNMA CMO 2003-12 PA                                                      3.750      11/16/25        1,284,466        1,289,315
  GNMA Pool #415539                                                        8.000      07/15/27           17,916           19,675
  GNMA Pool #424739                                                        7.500      05/15/26          103,713          112,072
  GNMA Pool #443216                                                        8.000      07/15/27           46,842           51,440
  GNMA Pool #452827                                                        7.500      02/15/28           83,207           89,838
  GNMA Pool #479743                                                        7.500      11/15/30          148,051          159,797
  GNMA Pool #511723                                                        7.500      10/15/30          180,680          195,014
  GNMA Pool #511778                                                        7.500      11/15/30           72,730           78,500
  GNMA Pool #529534                                                        8.000      08/15/30           31,670           34,730
  GNMA Pool #540356                                                        7.000      05/15/31          254,376          270,471
  GNMA Pool #552466                                                        6.500      03/15/32          361,361          378,134
  GNMA Pool #570323                                                        6.000      02/15/32           38,041           39,073
  GNMA Pool #574395                                                        6.000      01/15/32        1,314,212        1,349,870

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
LONG-TERM NOTES AND BONDS (82.2%) (CONTINUED)
 MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (36.7%) (CONTINUED)
  GNMA Pool #577653                                                        6.000%     08/15/32   $      399,884   $      410,734
  GNMA Pool #585467                                                        6.000      08/15/32          728,503          748,269
  GNMA Pool #591025                                                        6.500      10/15/32          867,070          907,317
  PSE&G Transition Funding, LLC 2001-1-A3                                  5.980      06/15/08        1,000,000        1,046,125
  Vende Mortgage Trust 2001-3J                                             6.500      05/15/08          640,896          663,395
                                                                                                                  --------------
                                                                                                                      44,733,256
                                                                                                                  --------------

 CORPORATE OBLIGATIONS (33.4%)
  Aerospace & Defense (0.5%)
    Raytheon Co.                                                           4.850      01/15/11          600,000          596,326
                                                                                                                  --------------

  Banking (0.7%)
    Bank One NA Illinois                                                   5.500      03/26/07          800,000          841,095
                                                                                                                  --------------

  Business Finance (0.5%)
    CIT Group, Inc.                                                        5.500      11/30/07          600,000          627,218
                                                                                                                  --------------

  Chemicals (1.1%)
    Equistar Chemicals LP                                                  8.750      02/15/09          600,000          628,500
    Praxair, Inc.                                                          6.625      10/15/07          700,000          762,633
                                                                                                                  --------------
                                                                                                                       1,391,133
                                                                                                                  --------------

  Consumer Non-Durables (3.4%)
    Anheuser-Busch Cos., Inc.                                              6.750      12/15/27          400,000          437,207
    Bottling Group LLC                                                     2.450      10/16/06          800,000          788,206
    ConAgra Foods, Inc.                                                    6.750      09/15/11          800,000          877,816
    Gillette Co.                                                           3.500      10/15/07          750,000          753,136
    Kellogg Co.                                                            6.000      04/01/06          750,000          787,466
    Procter & Gamble Co.                                                   6.600      12/15/04          550,000          561,890
                                                                                                                  --------------
                                                                                                                       4,205,721
                                                                                                                  --------------

  Consumer Services (0.8%)
    Service Corp. International                                            6.875      10/01/07          900,000          922,500
                                                                                                                  --------------

  Electric Utility (2.2%)
    AEP Texas Central Co.                                                  3.000      02/15/05        1,000,000        1,005,187
    Hydro-Quebec                                                           8.050      07/07/24          400,000          509,134
    Pacific Gas & Electric                                                 4.200      03/01/11          600,000          572,136
    Westar Energy, Inc.                                                    6.000      07/01/14          600,000          610,723
                                                                                                                  --------------
                                                                                                                       2,697,180
                                                                                                                  --------------

  Energy (1.5%)
    Centerpoint Energy                                                     6.500      02/01/08        1,000,000        1,058,677
    Southwestern Energy Co.                                                7.125      10/10/17          500,000          469,588
    Union Pacific Resources                                                7.050      05/15/18          300,000          328,289
                                                                                                                  --------------
                                                                                                                       1,856,554
                                                                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
LONG-TERM NOTES AND BONDS (82.2%) (CONTINUED)
 CORPORATE OBLIGATIONS (33.4%) (CONTINUED)
  Finance Company (2.2%)
    Ford Motor Credit Corp.                                                7.000%     10/01/13   $      600,000   $      606,701
    Ford Motor Credit Corp.                                                7.600      08/01/05          500,000          523,567
    General Motors Acceptance Corp.                                        6.875      09/15/11          950,000          975,405
    Household Finance Corp.                                                6.500      01/24/06          500,000          527,222
                                                                                                                  --------------
                                                                                                                       2,632,895
                                                                                                                  --------------

  Health Care (1.9%)
    Beckman Coulter, Inc.                                                  7.450      03/04/08          500,000          554,181
    HCA, Inc.                                                              6.950      05/01/12          800,000          835,918
    Wyeth                                                                  5.500      03/15/13        1,000,000          966,749
                                                                                                                  --------------
                                                                                                                       2,356,848
                                                                                                                  --------------

  Industrial (2.2%)
    General Electric Co.                                                   5.000      02/01/13          800,000          788,694
    Johnson Controls, Inc.                                                 5.000      11/15/06          500,000          519,452
    Reed Elsevier Capital                                                  6.125      08/01/06          600,000          633,095
    Tyco International Group                                               6.000      11/15/13          700,000          720,893
                                                                                                                  --------------
                                                                                                                       2,662,134
                                                                                                                  --------------

  Insurance (1.0%)
    Nationwide Financial Services                                          6.250      11/15/11          700,000          747,812
    Protective Life US Funding Series 144A                                 5.875      08/15/06          400,000          422,054
                                                                                                                  --------------
                                                                                                                       1,169,866
                                                                                                                  --------------

  Media (1.7%)
    AOL Time Warner, Inc.                                                  6.875      05/01/12          800,000          865,790
    COX Enterprises, Inc. Series 144A                                      8.000      02/15/07          500,000          551,373
    Viacom, Inc.                                                           4.625      05/15/18          700,000          616,561
                                                                                                                  --------------
                                                                                                                       2,033,724
                                                                                                                  --------------

  Office Supplies (0.6%)
    Avery Dennison Corp.                                                   4.875      01/15/13          750,000          735,649
                                                                                                                  --------------

  Oil & Gas-Production/Pipeline (3.6%)
    Amerada Hess Corp.                                                     7.300      08/15/31          700,000          712,844
    El Paso Natural Gas Series 144A                                        7.625      08/01/10          600,000          618,000
    Encana Holdings Financial Corp.                                        5.800      05/01/14          600,000          611,548
    KERR-MCGEE Corp.                                                       6.875      09/15/11          600,000          646,375
    Panhandle Eastern Pipeline Series 144A                                 6.050      08/15/13          700,000          714,082
    PEMEX Finance                                                          9.140      08/15/04           50,000           50,058
    PEMEX Master Trust                                                     8.625      02/01/22          500,000          522,500
    Pioneer Natural Resource                                               6.500      01/15/08          500,000          531,789
                                                                                                                  --------------
                                                                                                                       4,407,196
                                                                                                                  --------------

  Paper & Packaging (2.0%)
    Abitibi-Consolidated, Inc.                                             8.850      08/01/30          700,000          685,601
    Pactiv Corp.                                                           8.125      06/15/17          750,000          892,642
    Weyerhaeuser Co.                                                       6.750      03/15/12          800,000          867,670
                                                                                                                  --------------
                                                                                                                       2,445,913
                                                                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
LONG-TERM NOTES AND BONDS (82.2%) (CONTINUED)
 CORPORATE OBLIGATIONS (33.4%) (CONTINUED)
  Real Estate Investment Trusts (REIT) (0.4%)
    Simon Property Group LP Series 144A                                    3.750%     01/30/09   $      500,000   $      480,501
                                                                                                                  --------------

  Technology (0.6%)
    Motorola Corp.                                                         7.625      11/15/10          600,000          676,378
                                                                                                                  --------------

  Telecommunications (2.9%)
    Comcast Corp.                                                          6.500      01/15/15          700,000          726,896
    Deutsche Telekom International                                         5.250      07/22/13          500,000          487,629
    Intelsat Ltd. Series 144A                                              6.500      11/01/13          700,000          619,438
    Qwest Corp. Series 144A                                                9.125      03/15/12          500,000          542,500
    Sprint Capital Corp.                                                   8.750      03/15/32          600,000          701,173
    Verizon Communications                                                 6.940      04/15/28          500,000          511,757
                                                                                                                  --------------
                                                                                                                       3,589,393
                                                                                                                  --------------

  Transportation (0.7%)
    Continental Airlines, Inc.                                             6.545      02/02/19          506,516          474,279
    United Airlines                                                        7.190      04/01/11          490,788          408,662
                                                                                                                  --------------
                                                                                                                         882,941
                                                                                                                  --------------

  Waste Disposal (0.9%)
    Waste Management, Inc.                                                 6.875      05/15/09        1,000,000        1,099,106
                                                                                                                  --------------

  Miscellaneous (2.0%)
    Morgan Stanley Tracers Variable Series 144A                            5.878      03/01/07        1,160,000        1,215,404
    Morgan Stanley Tracers Variable Series 144A                            7.244      09/15/11        1,116,000        1,233,823
                                                                                                                  --------------
                                                                                                                       2,449,227
                                                                                                                  --------------

     Total corporate obligations                                                                                      40,759,498
                                                                                                                  --------------

  Total long-term notes and bonds (cost $99,145,236)                                                                 100,222,126
                                                                                                                  --------------

SHORT-TERM NOTES (9.9%)
 COMMERCIAL PAPER (8.9%)
  Business Finance (1.7%)
    General Electric Capital Corp.                                         1.191      07/22/04        1,100,000        1,099,236
    General Electric Capital Corp.                                         1.323      08/17/04        1,000,000          998,277
                                                                                                                  --------------
                                                                                                                       2,097,513
                                                                                                                  --------------

  Consumer Finance (1.5%)
    American Express Credit Corp.                                          1.021      07/02/04          800,000          799,977
    American General Finance Corp.                                         1.263      08/17/04        1,000,000          998,355
                                                                                                                  --------------
                                                                                                                       1,798,332
                                                                                                                  --------------

  Energy (0.8%)
    Chevron Texaco Corp.                                                   1.222      08/06/04        1,000,000          998,780
                                                                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
SHORT-TERM NOTES (9.9%) (CONTINUED)
 COMMERCIAL PAPER (8.9%) (CONTINUED)
  Finance Companies (0.8%)
    Toyota Motor Credit Corp.                                              1.232%     08/06/04   $    1,000,000   $      998,770
                                                                                                                  --------------

  Insurance (4.1%)
    American International Group Funding, Inc.                             1.031      07/15/04        1,000,000          999,599
    American International Group Funding, Inc.                             1.131      07/22/04        1,000,000          999,341
    American International Group Funding, Inc.                             1.222      08/20/04        1,000,000          998,306
    Prudential Funding Corp.                                               1.031      07/02/04        1,000,000          999,971
    Prudential Funding Corp.                                               1.131      07/15/04        1,000,000          999,561
                                                                                                                  --------------
                                                                                                                       4,996,778
                                                                                                                  --------------

 VARIABLE RATE DEMAND NOTES (1.0%)
    CORP Finance Managers* (backed by 5/3rd Bank LOC)                      1.200      02/02/43          630,000          630,000
    Montrose County Colorado Economic* (backed by 5/3rd
     Bank LOC)                                                             1.450      06/01/14          600,000          600,000
                                                                                                                  --------------
                                                                                                                       1,230,000
                                                                                                                  --------------

     Total short-term notes (cost: $12,120,173)                                                                       12,120,173
                                                                                                                  --------------

                                                                                                     SHARES
                                                                                                 --------------
 MONEY MARKET MUTUAL FUNDS (4.0%)
    Federated Investors Prime Obligation                                                              2,939,206        2,939,206
    Reserve Primary Fund                                                                              2,050,000        2,050,000
                                                                                                                  --------------

     Total money market mutual funds (cost: $4,989,206)                                                                4,989,206
                                                                                                                  --------------

 MUTUAL FUNDS (3.7%)
    Federated High Yield Bond                                                                            80,886          484,510
    iShares GS $ InvesTop Corporate Bond Fund                                                            25,000        2,692,500
    Neuberger Berman High Income Bond Fund                                                              145,599        1,338,057
                                                                                                                  --------------

     Total Mutual Funds (cost: $4,508,471)                                                                             4,515,067
                                                                                                                  --------------

 CASH AND CASH EQUIVALENTS (0.2%)
    BONY Cash Reserve                                                                                   188,414          188,414
                                                                                                                  --------------

     Total cash and cash equivalents (cost: $188,414)

 TOTAL INVESTMENT (COST: $120,951,500)                                                                            $  122,034,986
                                                                                                                  ==============

*VARIABLE RATE INVESTMENT. THE RATE SHOWN REPRESENTS THE RATE IN EFFECT AT JUNE 30, 2004. THE NOTES CONTAIN A DEMAND FEATURE THAT ALLOWS THE NOTES TO BE PUT BACK TO THE REMARKETING AGENT AT PAR UPON SEVEN DAYS NOTICE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2004 (UNAUDITED)

                                         DESCRIPTION                                                 SHARES            VALUE
----------------------------------------------------------------------------------------------   --------------   --------------
COMMON STOCKS (63.9%)
 Aerospace & Defense (2.8%)
  General Dynamics Corp.                                                                                 26,600   $    2,641,380
  Precision Castparts Corp.                                                                              45,950        2,513,006
                                                                                                                  --------------
                                                                                                                       5,154,386
                                                                                                                  --------------

 Apparel (7.2%)
  Columbia Sportswear Co.*                                                                               37,800        2,064,636
  Kellwood Co.                                                                                           83,000        3,614,650
  Liz Claiborne, Inc.                                                                                    53,700        1,932,126
  Reebok International                                                                                   71,100        2,558,178
  Wolverine World Wide, Inc.                                                                            114,700        3,010,875
                                                                                                                  --------------
                                                                                                                      13,180,465
                                                                                                                  --------------

 Auto Parts (0.8%)
  TBC Corp.*                                                                                             59,690        1,420,622
                                                                                                                  --------------

 Banking & Financial Services (5.7%)
  Bank One Corp.                                                                                         62,985        3,212,235
  Citigroup, Inc.                                                                                        39,028        1,814,802
  Federated Investors, Inc.                                                                              23,200          703,888
  Investment Technology
    Group, Inc.*                                                                                        177,100        2,265,109
  Washington Mutual, Inc.                                                                                62,506        2,415,270
                                                                                                                  --------------
                                                                                                                      10,411,304
                                                                                                                  --------------

 Cement & Aggregates (2.0%)
  Lafarge North America, Inc.                                                                            82,500        3,572,250
                                                                                                                  --------------

 Chemicals (0.8%)
  Dow Chemical                                                                                           35,800        1,457,060
                                                                                                                  --------------

 Computer Hardware & Software (4.1%)
  Autodesk, Inc.                                                                                        101,700        4,353,777
  Hewlett-Packard Co.                                                                                   151,667        3,200,174
                                                                                                                  --------------
                                                                                                                       7,553,951
                                                                                                                  --------------

 Consumer Products (0.9%)
  Helen of Troy Ltd.*                                                                                    44,500        1,640,715
                                                                                                                  --------------

 Diversified Manufacturing (4.8%)
  Carlisle Cos., Inc.                                                                                    63,500        3,952,875
  Crane Co.                                                                                              56,500        1,773,535
  Trinity Industries                                                                                     93,650        2,977,134
                                                                                                                  --------------
                                                                                                                       8,703,544
                                                                                                                  --------------

 Electrical Equipment & Electronics (4.4%)
  American Power Conversion                                                                             153,600   $    3,018,240
  Baldor Electric Co.                                                                                   132,000        3,082,200
  General Electric Co.                                                                                   39,100        1,266,840
  Intel Corp.                                                                                            20,000          552,000
                                                                                                                  --------------
                                                                                                                       7,919,280
                                                                                                                  --------------

 Furniture (2.8%)
  Furniture Brands
    International, Inc.                                                                                  97,950        2,453,647
  La-Z-Boy, Inc.                                                                                        151,450        2,723,071
                                                                                                                  --------------
                                                                                                                       5,176,718
                                                                                                                  --------------

 Health Care & Pharmaceuticals (5.8%)
  McKesson Corp.                                                                                         99,200        3,405,536
  Merck & Co., Inc.                                                                                      19,900          945,250
  Pfizer, Inc.                                                                                          105,300        3,609,684
  Priority Healthcare Corp.
    Class "B"*                                                                                          114,700        2,632,365
                                                                                                                  --------------
                                                                                                                      10,592,835
                                                                                                                  --------------

 Housing (0.4%)
  Toll Brothers, lnc.*                                                                                   18,800          795,616
                                                                                                                  --------------

 Metals & Mining (0.8%)
  Alcoa, Inc.                                                                                            42,600        1,407,078
                                                                                                                  --------------

 Oil & Oil Services (5.2%)
  Royal Dutch Petroleum Co.                                                                              62,650        3,237,126
  Tidewater, Inc.                                                                                        91,650        2,731,170
  Valero Energy Corp.                                                                                    47,400        3,496,224
                                                                                                                  --------------
                                                                                                                       9,464,520
                                                                                                                  --------------

 Paper & Forest Products (2.0%)
  Wausau-Mosinee
    Paper Corp.                                                                                         208,200        3,601,860
                                                                                                                  --------------

 Recreation (3.8%)
  Brunswick Corp.                                                                                        97,600        3,982,080
  Mattel, Inc.                                                                                          163,200        2,978,400
                                                                                                                  --------------
                                                                                                                       6,960,480
                                                                                                                  --------------

 Restaurants (1.9%)
  Outback Steakhouse, Inc.                                                                               41,100        1,699,896
  Ryan's Restaurant
    Group, Inc.*                                                                                        115,900        1,831,220
                                                                                                                  --------------
                                                                                                                       3,531,116
                                                                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         DESCRIPTION                                                 SHARES            VALUE
----------------------------------------------------------------------------------------------   --------------   --------------
COMMON STOCK (63.9%) (CONTINUED)
 Retail (3.0%)
  BJ's Wholesale Club, Inc.*                                                                            107,800   $    2,695,000
  Home Depot, Inc.                                                                                       40,500        1,425,600
  Longs Drug Stores, Inc.                                                                                54,900        1,310,463
                                                                                                                  --------------
                                                                                                                       5,431,063
                                                                                                                  --------------

 Telecommunication Services & Equipment (3.4%)
  Nokia Corp. - ADR                                                                                     149,200        2,169,368
  Sprint Corp.                                                                                           53,400          939,840
  Telefonos de Mexico Class "L" - ADR                                                                    93,200        3,100,764
                                                                                                                  --------------
                                                                                                                       6,209,972
                                                                                                                  --------------

 Transportation (1.2%)
  Alexander & Baldwin, Inc.                                                                              44,000        1,471,800
  Norfolk Southern Corp.                                                                                 30,000          795,600
                                                                                                                  --------------
                                                                                                                       2,267,400
                                                                                                                  --------------

     Total common stocks (cost: $88,912,963)                                                                         116,452,235
                                                                                                                  --------------

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
LONG-TERM NOTES AND BONDS (22.0%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.7%)
  FHLB                                                                     2.080%     06/21/05   $      400,000   $      399,352
  Housing Urban Development                                                4.850      08/01/11          100,000          100,500
  Housing Urban Development                                                5.670      08/01/16          200,000          204,960
  Tennessee Valley Authority                                               6.250      12/15/17          100,000          107,530
  U.S. Treasury Bonds                                                      6.750      08/15/26          200,000          235,133
  U.S. Treasury Bonds                                                      5.250      02/15/29          175,000          171,637
  U.S. Treasury Bonds                                                      6.250      05/15/30          225,000          251,991
  U.S. Treasury Notes                                                      5.625      02/15/06          125,000          131,284
  U.S. Treasury Notes                                                      2.000      05/15/06          475,000          469,527
  U.S. Treasury Notes                                                      7.000      07/15/06          750,000          812,843
  U.S. Treasury Notes                                                      2.625      05/15/08        1,700,000        1,647,208
  U.S. Treasury Notes                                                      5.500      05/15/09        2,000,000        2,154,376
  U.S. Treasury Notes                                                      6.000      08/15/09        1,700,000        1,868,606
                                                                                                                  --------------
                                                                                                                       8,554,947
                                                                                                                  --------------

 MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (8.3%)
  FHLMC Gold Pool #A11823                                                  5.000      08/01/33          790,260          765,535
  FHLMC Gold Pool #B12969                                                  4.500      03/01/19        1,184,478        1,160,437
  FHLMC Gold Pool #C01086                                                  7.500      11/01/30           46,225           49,818
  FHLMC Gold Pool #C01271                                                  6.500      12/01/31          116,341          121,482
  FHLMC Gold Pool #C01302                                                  6.500      11/01/31           68,777           71,817
  FHLMC Gold Pool #C01676                                                  6.000      11/01/33          393,372          402,394
  FHLMC Gold Pool #C14872                                                  6.500      09/01/28           51,649           53,991
  FHLMC Gold Pool #C61802                                                  5.500      12/01/31          331,284          331,651

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
LONG-TERM NOTES AND BONDS (22.0%) (CONTINUED)
 MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (8.3%) (CONTINUED)
  FHLMC Gold Pool #C65255                                                  6.500%     03/01/32   $       61,805   $       64,483
  FHLMC Gold Pool #C65674                                                  7.000      03/01/32           65,825           69,497
  FHLMC Gold Pool #C67071                                                  6.500      05/01/32           89,172           93,336
  FHLMC Gold Pool #C68790                                                  6.500      07/01/32          245,643          256,289
  FHLMC Gold Pool #C74741                                                  6.000      12/01/32          180,245          184,482
  FHLMC Gold Pool #C79886                                                  6.000      05/01/33          332,160          339,778
  FHLMC Gold Pool #E00543                                                  6.000      04/01/13           69,001           72,172
  FHLMC Gold Pool #E00878                                                  6.500      07/01/15           39,886           42,167
  FHLMC Gold Pool #E01007                                                  6.000      08/01/16           97,611          101,921
  FHLMC Gold Pool #E77962                                                  6.500      07/01/14           72,582           76,765
  FHLMC Gold Pool #E85127                                                  6.000      08/01/16           68,247           71,260
  FHLMC Gold Pool #E85353                                                  6.000      09/01/16          145,966          152,411
  FHLMC Gold Pool #E95734                                                  5.000      03/01/18        1,225,098        1,229,438
  FHLMC Gold Pool #E96115                                                  5.000      05/01/18          533,312          535,202
  FHLMC Gold Pool #E97366                                                  5.000      07/01/18          443,478          445,049
  FHLMC Pool # A14499                                                      6.000      10/01/33          491,908          503,190
  FHLMC Pool # A16641                                                      5.500      12/01/33        1,321,625        1,320,321
  FHLMC Series 2370 Class PC CMO                                           6.000      07/15/30          108,130          109,339
  FHLMC Series 2424 Class OG CMO                                           6.000      03/15/17          500,000          521,733
  FHLMC Series 2715 Class NG CMO                                           4.500      12/15/18          750,000          705,808
  FNMA Pool #356565                                                        5.500      09/01/17          701,583          719,823
  FNMA Pool #545929                                                        6.500      08/01/32          222,172          231,570
  FNMA Pool #555591                                                        5.500      07/01/33          375,669          375,074
  FNMA Pool #574922                                                        6.000      04/01/16            9,480            9,895
  FNMA Pool #579170                                                        6.000      04/01/16          125,911          131,423
  FNMA Pool #584953                                                        7.500      06/01/31           71,009           76,127
  FNMA Pool #630147                                                        6.000      02/01/32           50,238           51,394
  FNMA Pool #650133                                                        6.000      07/01/32           98,059          100,316
  FNMA Pool #651220                                                        6.500      07/01/32          117,798          122,781
  FNMA Pool #684430                                                        6.000      03/01/33          368,588          377,069
  FNMA Pool #687301                                                        6.000      11/01/32          148,581          151,999
  FNMA Pool #756739                                                        6.000      11/01/33          467,615          478,090
  FNMA Series 2002-86 Class KM CMO                                         5.000      12/25/17          350,000          340,236
  FNMA Series 2003-120 Class BY CMO                                        4.000      12/25/18          300,000          269,125
  GNMA Pool #422407                                                        6.500      01/15/26           27,937           29,361
  GNMA Pool #424578                                                        6.500      04/15/26          140,659          147,828
  GNMA Pool #425983                                                        6.500      03/15/26           54,242           57,007
  GNMA Pool #431962                                                        6.500      05/15/26          147,357          154,868
  GNMA Pool #436741                                                        7.500      01/15/27           63,445           68,520
  GNMA Pool #443216                                                        8.000      07/15/27           24,503           26,908
  GNMA Pool #479743                                                        7.500      11/15/30          148,051          159,797
  GNMA Pool #511778                                                        7.500      11/15/30           72,730           78,500
  GNMA Pool #542083                                                        7.000      01/15/31          131,203          139,504
  GNMA Pool #552466                                                        6.500      03/15/32          168,635          176,463
  GNMA Pool #555179                                                        7.000      12/15/31           83,431           88,710
  GNMA Pool #570323                                                        6.000      02/15/32           15,216           15,629

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
LONG-TERM NOTES AND BONDS (22.0%) (CONTINUED)
 MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (8.3%) (CONTINUED)
  GNMA Pool #574395                                                        6.000%     01/15/32   $      142,850   $      146,726
  PSE&G Transition Funding, LLC 2001-1-A3                                  5.980      06/15/08          600,000          627,675
                                                                                                                  --------------
                                                                                                                      15,204,184
                                                                                                                  --------------

 CORPORATE OBLIGATIONS (9.0%)
  Aerospace & Defense (0.2%)
    Raytheon Co.                                                           4.850      01/15/11          300,000          298,163
                                                                                                                  --------------

  Banking (0.1%)
    Bank One NA Illinois                                                   5.500      03/26/07          200,000          210,274
                                                                                                                  --------------

  Business Finance (0.3%)
    CIT Group, Inc.                                                        5.500      11/30/07          400,000          418,145
    Commercial Credit Co.                                                  6.625      06/01/15           75,000           81,065
                                                                                                                  --------------
                                                                                                                         499,210
                                                                                                                  --------------

  Chemicals (0.3%)
    Equistar Chemicals LP                                                  8.750      02/15/09          200,000          209,500
    Praxair, Inc.                                                          6.625      10/15/07          300,000          326,843
                                                                                                                  --------------
                                                                                                                         536,343
                                                                                                                  --------------

  Consumer Non-Durables (0.8%)
    Anheuser-Busch Cos., Inc.                                              6.750      12/15/27          450,000          491,857
    Bottling Group LLC                                                     2.450      10/16/06          200,000          197,052
    ConAgra Foods, Inc.                                                    6.750      09/15/11          200,000          219,454
    Kellogg Co.                                                            6.000      04/01/06          300,000          314,986
    Procter & Gamble Co.                                                   6.600      12/15/04          200,000          204,324
                                                                                                                  --------------
                                                                                                                       1,427,673
                                                                                                                  --------------

  Consumer Services (0.1%)
    Service Corp. International                                            6.875      10/01/07          200,000          205,000
                                                                                                                  --------------

  Electric Utility (0.5%)
    Hydro-Quebec                                                           8.050      07/07/24          250,000          318,209
    Pacific Gas & Electric                                                 4.200      03/01/11          300,000          286,068
    Westar Energy, Inc.                                                    6.000      07/01/14          300,000          305,361
                                                                                                                  --------------
                                                                                                                         909,638
                                                                                                                  --------------

  Energy (0.3%)
    Centerpoint Energy                                                     6.500      02/01/08          200,000          211,735
    Union Pacific Resources                                                7.050      05/15/18          250,000          273,575
                                                                                                                  --------------
                                                                                                                         485,310
                                                                                                                  --------------

  Finance Company (0.5%)
    Ford Motor Credit Corp.                                                7.000      10/01/13          200,000          202,234
    Ford Motor Credit Corp.                                                7.600      08/01/05          150,000          157,070
    General Motors Acceptance Corp.                                        6.875      09/15/11          300,000          308,023
    Household Finance Corp.                                                6.500      01/24/06          300,000          316,333
                                                                                                                  --------------
                                                                                                                         983,660
                                                                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
LONG-TERM NOTES AND BONDS (22.0%) (CONTINUED)
 CORPORATE OBLIGATIONS (9.0%) (CONTINUED)
  Health Care (0.4%)
    Beckman Coulter, Inc.                                                  7.450%     03/04/08   $      150,000   $      166,254
    HCA, Inc.                                                              6.950      05/01/12          300,000          313,469
    Wyeth                                                                  5.250      03/15/13          300,000          290,025
                                                                                                                  --------------
                                                                                                                         769,748
                                                                                                                  --------------

  Industrial (0.8%)
    General Electric Co.                                                   5.000      02/01/13          300,000          295,760
    Johnson Controls, Inc.                                                 5.000      11/15/06          200,000          207,781
    Reed Elsevier Capital                                                  6.125      08/01/06          400,000          422,063
    Tyco International Group                                               6.000      11/15/13          500,000          514,924
                                                                                                                  --------------
                                                                                                                       1,440,528
                                                                                                                  --------------

  Insurance (0.3%)
    Nationwide Financial Services                                          6.250      11/15/11          300,000          320,490
    Protective Life US Funding Series 144A                                 5.875      08/15/06          300,000          316,541
                                                                                                                  --------------
                                                                                                                         637,031
                                                                                                                  --------------

  Media (0.5%)
    AOL Time Warner, Inc.                                                  6.875      05/01/12          400,000          432,895
    Cox Enterprises, Inc. Series 144A                                      8.000      02/15/07          300,000          330,824
    Viacom, Inc.                                                           4.625      05/15/18          200,000          176,160
                                                                                                                  --------------
                                                                                                                         939,879
                                                                                                                  --------------

  Office Supplies (0.1%)
    Avery Dennison Corp.                                                   4.875      01/15/13          150,000          147,130
                                                                                                                  --------------

  Oil & Gas-Production/Pipeline (1.2%)
    Amerada Hess Corp.                                                     7.300      08/15/31          400,000          407,340
    El Paso Natural Gas Series 144A                                        7.625      08/01/10          300,000          309,000
    Encana Holdings Fin. Corp.                                             5.800      05/01/14          200,000          203,849
    KERR-MCGEE Corp.                                                       6.875      09/15/11          300,000          323,188
    Panhandle Eastern Pipeline Series 144A                                 6.050      08/15/13          200,000          204,023
    PEMEX Finance                                                          9.140      08/15/04           20,000           20,023
    PEMEX Master Trust                                                     8.625      02/01/22          300,000          313,500
    Pioneer Natural Resource                                               6.500      01/15/08          400,000          425,431
                                                                                                                  --------------
                                                                                                                       2,206,354
                                                                                                                  --------------

  Paper & Packaging (0.3%)
    Abitibi-Consolidated, Inc.                                             8.850      08/01/30          200,000          195,886
    Weyerhaeuser Co.                                                       6.750      03/15/12          300,000          325,376
                                                                                                                  --------------
                                                                                                                         521,262
                                                                                                                  --------------

  Real Estate Investment Trusts (REIT) (0.3%)
    New Plan                                                               7.400      09/15/09          200,000          222,950
    Simon Property Group LP Series 144A                                    3.750      01/30/09          300,000          288,301
                                                                                                                  --------------
                                                                                                                         511,251
                                                                                                                  --------------

  Technology (0.1%)
    Motorola Corp.                                                         7.625      11/15/10          200,000          225,459
                                                                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
LONG-TERM NOTES AND BONDS (22.0%) (CONTINUED)
 CORPORATE OBLIGATIONS (9.0%) (CONTINUED)
  Telecommunications (1.2%)
    Comcast Corp.                                                          6.500%     01/15/15   $      400,000   $      415,369
    Deutsche Telekom International                                         5.250      07/22/13          300,000          292,577
    Intelsat Ltd. Series 144A                                              6.500      11/01/13          200,000          176,982
    Qwest Corp. Series 144A                                                8.875      03/15/12          400,000          434,001
    Sprint Capital Corp.                                                   8.750      03/15/32          400,000          467,449
    Verizon Communications                                                 6.940      04/15/28          350,000          358,230
                                                                                                                  --------------
                                                                                                                       2,144,608
                                                                                                                  --------------

  Transportation (0.2%)
    Continental Airlines, Inc.                                             6.545      02/02/19          168,839          158,093
    United Airlines                                                        7.186      04/01/11          294,473          245,197
                                                                                                                  --------------
                                                                                                                         403,290
                                                                                                                  --------------

  Waste Disposal (0.2%)
    Waste Management, Inc.                                                 6.875      05/15/09          300,000          329,732
                                                                                                                  --------------

  Miscellaneous (0.3%)
    Morgan Stanley Tracers Variable Series 144A                            5.878      03/01/07          290,000          303,851
    Morgan Stanley Tracers Variable Series 144A                            7.244      09/15/11          248,000          274,183
                                                                                                                  --------------
                                                                                                                         578,034
                                                                                                                  --------------

     Total corporate obligations                                                                                      16,409,577
                                                                                                                  --------------

  Total long-term notes and bonds ( cost:$39,910,450)                                                                 40,168,708
                                                                                                                  --------------

SHORT-TERM NOTES (5.3%)
 COMMERCIAL PAPER (5.0%)
  Business Finance (1.1%)
    General Electric Capital Corp.                                                    08/06/04        1,000,000          998,760
    General Electric Capital, Corp.                                                   08/17/04        1,000,000          998,277
                                                                                                                  --------------
                                                                                                                       1,997,037
                                                                                                                  --------------

  Consumer Finance (0.6%)
    American General Finance Corp.                                                    07/08/04        1,000,000          999,800
                                                                                                                  --------------

  Energy (1.1%)
    Chevron Texaco Corp.                                                              07/16/04        2,000,000        1,999,158
                                                                                                                  --------------

  Finance Company (1.1%)
    Toyota Motor Credit Corp.                                                         08/06/04        1,000,000          998,770
    Toyota Motor Credit Corp.                                                         08/17/04        1,000,000          998,381
                                                                                                                  --------------
                                                                                                                       1,997,151
                                                                                                                  --------------

  Insurance (1.1%)
    Prudential Funding Corp.                                                          07/22/04        2,100,000        2,098,616
                                                                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      INTEREST       MATURITY      PRINCIPAL
                           DESCRIPTION                                  RATE           DATE          AMOUNT            VALUE
-----------------------------------------------------------------   ------------    ----------   --------------   --------------
SHORT-TERM NOTES (5.3%) (CONTINUED)
 VARIABLE RATE DEMAND NOTES (0.3%)
    CORP Finance Managers** (backed by 5/3rd Bank LOC)                     1.200%     02/02/43   $      300,000   $      300,000
    Montrose County Colorado Economic** (backed by 5/3rd
     Bank LOC)                                                             1.450      06/01/10          300,000          300,000
                                                                                                                  --------------
                                                                                                                         600,000
                                                                                                                  --------------

     Total short-term notes ( cost: $9,691,762)                                                                        9,691,762
                                                                                                                  --------------

                                                                                                     SHARES
                                                                                                 --------------
 MONEY MARKET MUTUAL FUNDS (5.4%)
    Federated Investors Prime Obligation                                                              5,273,272        5,273,272
    Reserve Primary Fund                                                                              4,550,000        4,550,000
                                                                                                                  --------------

     Total money market mutual funds (cost: $9,823,272)                                                                9,823,272
                                                                                                                  --------------

 MUTUAL FUNDS (2.7%)
    Federated High Yield Bond                                                                            16,508           98,880
    iShares GS$InvesTop Corporate Bond                                                                   12,500        1,346,250
    iShares Russell 1000 Value Index Fund                                                                 8,500          510,510
    iShares Trust Russell 1000 Growth Index Fund                                                         57,600        2,756,160
    Neuberger Berman High Income Bond Fund                                                               14,941          137,312
                                                                                                                  --------------

     Total mutual funds (cost: $4,866,317)                                                                             4,849,112
                                                                                                                  --------------

 CASH AND CASH EQUIVALENTS (0.7%)
    BONY Cash Reserve                                                                                 1,275,029        1,275,029
                                                                                                                  --------------

     Total cash and cash equivalents (cost: $1,275,029)

 TOTAL INVESTMENTS (COST: $154,479,793)                                                                           $  182,260,118
                                                                                                                  ==============

*DOES NOT PAY CASH DIVIDENDS.
PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENT AT VALUE.
*VARIABLE RATE INVESTMENT. THE RATE SHOWN REPRESENTS THE RATE IN EFFECT AT JUNE 30, 2004. THE NOTES CONTAIN A DEMAND FEATURE THAT ALLOWS THE NOTES TO BE PUT BACK TO THE REMARKETING AGENT AT PAR UPON SEVEN DAYS NOTICE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to separate investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, and Asset Director Portfolio, hereinafter, referred to as Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

   DISTRIBUTION AND SERVICING (12b-1) PLAN

   Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and record keepers, and other financial institutions ("Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an authorized firm.

   INVESTMENTS

   Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term notes are valued at original cost or amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost, which approximates value.

   The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the 1940 Act. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

   Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

   Discounts and premiums on securities purchased are amortized over the life of the respective securities.

   INCOME AND EXPENSE

   Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis.

   FOREIGN CURRENCY TRANSACTIONS

   The accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies, if any, are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of Portfolio securities, if any, are a component of realized gain (loss) on investments and unrealized appreciation (depreciation) on investments, respectively.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

   There are no outstanding forward foreign currency exchange contracts at June 30, 2004.

   TAXES

   The Fund intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund's policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes.

   DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

   For the Money Market Portfolio, dividends from net investment income are declared and paid daily. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually.

   The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

   ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. RELATED PARTY TRANSACTIONS

   The Fund has an investment advisory agreement with AUL to act as its investment advisor.

   Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

                         Value                          0.50%
                         Money Market                   0.40%
                         Investment Grade Bond          0.50%
                         Asset Director                 0.50%

   AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction.

   AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fee incurred during the six months ended June 30, 2004, for all of the Portfolios was $1,645,384.

   The Fund pays each non-AUL employed Director an annual fee of $5,500 and an additional $450 for each Board of Directors meeting attended. The total expenses incurred during the six months ended June 30, 2004 were $14,843.

3. AGREEMENTS WITH BANKS

   The Fund has agreements with The Bank of New York (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant.

4. INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the six months ended June 30, 2004, were:

                                                                      PORTFOLIO
                                            --------------------------------------------------------------
                                                                              INVESTMENT
                                                VALUE        MONEY MARKET     GRADE BOND    ASSET DIRECTOR
                                            -------------   -------------   -------------   --------------
   Common Stock:
     Purchases                              $  27,509,986   $           -   $           -   $   13,912,392
     Proceeds from sales                       14,397,520               -               -       14,357,920
   Corporate Bonds:
     Purchases                                          -               -       8,945,188        6,433,372
     Proceeds from sales and maturities                 -               -       4,339,956        2,200,277
   Government Bonds:
     Purchases                                          -               -       8,646,193       11,193,889
     Proceeds from sales and maturities                 -               -      25,480,352       12,104,686

5. AUTHORIZED CAPITAL SHARES

   The Fund has 600,000,000 authorized shares of $.001 par value capital stock, which includes 18,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:

                         Value Portfolio - Class O                            12,000,000
                         Value Portfolio - Advisor Class                      12,000,000
                         Money Market Portfolio - Class O                    400,000,000
                         Money Market Portfolio - Advisor Class               80,000,000
                         Investment Grade Bond Portfolio - Class O            18,000,000
                         Investment Grade Bond Portfolio - Advisor Class      12,000,000
                         Asset Director Portfolio - Class O                   36,000,000
                         Asset Director Portfolio - Advisor Class             12,000,000
                                                                             -----------
                                                                             582,000,000
                                                                             ===========

6. UNREALIZED APPRECIATION (DEPRECIATION)

   Unrealized appreciation (depreciation) for tax purposes at June 30, 2004 , is:

                                                                                        NET
                                                                                     UNREALIZED
                                FEDERAL         UNREALIZED        UNREALIZED       APPRECIATION/
                               TAX COST        APPRECIATION      DEPRECIATION     (DEPRECIATION)
                           ---------------   ---------------   ---------------    ---------------
   Value                   $   170,604,580   $    49,185,539   $    (3,237,364)   $    45,948,175
   Money Market                195,800,950                 -                 -                  -
   Investment Grade Bond       121,018,694         2,032,028        (1,015,736)         1,016,292
   Asset Director              154,515,408        30,240,007        (2,495,297)        27,744,710

   The amount of losses recognized for financial reporting purposes in excess of federal income tax reporting purposes as of December 31, 2003, is as follows:

                         Value                     $  19,039
                         Investment Grade Bond        67,194
                         Asset Director               35,615

7. SHAREHOLDERS

   Shareholders - Shares outstanding at June 30, 2004 are:

                                                                 PORTFOLIO
                                   ---------------------------------------------------------------------
                                                 VALUE                           MONEY MARKET
                                   ---------------------------------   ---------------------------------
                                       CLASS O        ADVISOR CLASS        CLASS O        ADVISOR CLASS
                                   ---------------   ---------------   ---------------   ---------------
   AUL American Unit Trust               3,532,838                 -        32,781,470                 -
   AUL Group Retirement Annuity
     Separate Account II                 3,241,822            20,953       134,401,421         1,570,068
   AUL American Individual
     Unit Trust                            593,159                 -         3,725,125                 -
   AUL American Individual
     Variable Annuity Unit Trust         1,670,791                 -        20,044,728                 -
   AUL American Individual
     Variable Life Unit Trust              246,456                 -         3,132,636                 -
                                   ---------------   ---------------   ---------------   ---------------
                                         9,285,066            20,953       194,085,380         1,570,068
                                   ===============   ===============   ===============   ===============

                                                                 PORTFOLIO
                                   ---------------------------------------------------------------------
                                         INVESTMENT GRADE BOND                  ASSET DIRECTOR
                                   ---------------------------------   ---------------------------------
                                       CLASS O        ADVISOR CLASS        CLASS O        ADVISOR CLASS
                                   ---------------   ---------------   ---------------   ---------------
   AUL American Unit Trust               2,637,369                 -         3,014,817                 -
   AUL Group Retirement Annuity
     Separate Account II                 5,140,273           161,357         3,666,127           190,136
   AUL American Individual
     Unit Trust                            511,567                 -           652,914                 -
   AUL American Individual
     Variable Annuity Unit Trust         2,279,759                 -         2,611,877                 -
   AUL American Individual
     Variable Life Unit Trust              347,871                 -           377,365                 -
                                   ---------------   ---------------   ---------------   ---------------
                                        10,916,839           161,357        10,323,100           190,136
                                   ===============   ===============   ===============   ===============

8. FEDERAL TAX INFORMATION

   The tax components of dividends paid for the years ending December 31, 2003 and December 31, 2002 were as follows:

                                                 VALUE                            MONEY MARKET
                                   ---------------------------------   ---------------------------------
                                       12/31/03          12/31/02          12/31/03          12/31/02
                                   ---------------   ---------------   ---------------   ---------------
   Ordinary income                 $     1,476,666   $     1,762,381   $     1,415,704   $     2,561,372
   Long-term capital gains                   1,169         3,534,587                 -                 -
   Return of capital                             -           117,534                 -                 -

                                         INVESTMENT GRADE BOND                  ASSET DIRECTOR
                                   ---------------------------------   ---------------------------------
                                       12/31/03          12/31/02          12/31/03          12/31/02
                                   ---------------   ---------------   ---------------   ---------------
   Ordinary income                 $     5,537,656   $     5,083,522   $     2,605,457   $     3,040,525
   Long-term capital gains                       -                 -                 -         1,817,176
   Return of capital                             -            84,390                 -            25,420

   As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                          INVESTMENT
                                        VALUE          MONEY MARKET       GRADE BOND      ASSET DIRECTOR
                                   ---------------   ---------------   ---------------   ---------------
   Undistributed ordinary income   $             -   $             -   $             -   $         3,333
   Undistributed long-term
     gain (loss)                         2,456,648                 -        (1,163,394)          886,492
   Unrealized appreciation
     (depreciation)                     41,826,418                 -         3,609,247        28,347,602
                                   ---------------   ---------------   ---------------   ---------------
                                   $    44,283,066   $             -   $     2,445,853   $    29,237,427
                                   ===============   ===============   ===============   ===============

   Capital losses incurred after October 31, within the Portfolio's fiscal year may be deferred and treated as occurring on the first day of the following year. The following deferred losses will be treated as arising on the first day of the year ending December 31, 2004:

                         Investment Grade Bond    $  423,120

   Capital loss carry forwards are available to offset future capital gains, if any. The accompanying table details the capital loss carry forwards for those Portfolios which have them.

                                                      EXPIRATION YEAR
                                                  ----------------------
                                                     2008        2011
                                                  ---------   ----------
                    Investment Grade Bond         $  28,026   $  712,248

9. PROXY VOTING POLICIES AND PROCEDURES

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269. This information is also available by accessing the SEC website at http://www.sec gov.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                                     VALUE PORTFOLIO - CLASS O
                                     -------------------------------------------------------------------------------------------
                                       FOR THE
                                      SIX MONTHS
                                         ENDED                                    FOR YEARS ENDED
                                       JUNE 30,     ------------    ------------    ------------    ------------    ------------
                                         2004         DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,
                                      (UNAUDITED)       2003            2002            2001            2000            1999
                                     ------------   ------------    ------------    ------------    ------------    ------------
   PER SHARE OPERATING
   PERFORMANCE:
   Net investment income*            $       0.10   $       0.19    $       0.19    $       0.24    $       0.30    $       0.32
   Net gain (loss) on investments            0.99           5.78           (1.47)           1.77            2.51           (0.55)
                                     ------------   ------------    ------------    ------------    ------------    ------------
     Total from investment
     operations                              1.09           5.97           (1.28)           2.01            2.81           (0.23)
                                     ------------   ------------    ------------    ------------    ------------    ------------

   Shareholder distributions:
     Net investment income                      -          (0.18)          (0.18)          (0.23)          (0.30)          (0.32)
     Realized gain                              -              -           (0.53)          (0.96)          (1.00)          (3.66)
     Return of capital                          -              -           (0.02)              -               -               -
                                     ------------   ------------    ------------    ------------    ------------    ------------

   Net increase (decrease)                   1.09           5.79           (2.01)           0.82            1.51           (4.21)
   Net asset value at
     beginning of period                    22.17          16.38           18.39           17.57           16.06           20.27
                                     ------------   ------------    ------------    ------------    ------------    ------------
   Net asset value at end of period  $      23.26   $      22.17    $      16.38    $      18.39    $      17.57    $      16.06
                                     ============   ============    ============    ============    ============    ============

   TOTAL RETURN**                             4.9%          36.5%           (7.0%)          11.3%           17.7%           (0.9%)

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)   $    216,009   $    192,940    $    127,527    $    114,629    $     92,089    $     88,619

   Ratio to average net assets:***
     Expenses                                0.60%          0.60%           0.57%           0.62%           0.64%           0.63%
     Net investment income                   0.84%          1.01%           1.05%           1.26%           1.86%           1.54%

   Portfolio turnover rate                      8%            30%             11%             18%             19%             32%

*  NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN
   ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. ***ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                     VALUE PORTFOLIO - ADVISOR CLASS
                                     -------------------------------
                                                          FOR THE
                                       FOR THE             PERIOD
                                      SIX MONTHS          MARCH 31,
                                         ENDED            2003****
                                       JUNE 30,           THROUGH
                                         2004             DEC. 31,
                                      (UNAUDITED)           2003
                                     ------------       ------------
   PER SHARE OPERATING PERFORMANCE:
   Net investment income*            $       0.06       $       0.10
   Net gain (loss) on investments            1.00               6.62
                                     ------------       ------------
     Total from investment
       operations                            1.06               6.72
                                     ------------       ------------

   Shareholder distributions:
     Net investment income                      -              (0.12)
     Realized gain                              -                  -
     Return of capital                          -                  -
                                     ------------       ------------

   Net increase (decrease)                   1.06               6.60
   Net asset value at beginning of
     period                                 22.14              15.54
                                     ------------       ------------
   Net asset value at end of period  $      23.20       $      22.14
                                     ============       ============

   TOTAL RETURN**                             4.8%              43.3%

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)   $        486       $          5

   Ratio to average net assets:***
     Expenses                                0.91%              0.86%
     Net investment income                   0.62%              0.76%

   Portfolio turnover rate                      8%                30%

*   NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY.
*** ANNUALIZED.
****COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                                   MONEY MARKET PORTFOLIO - CLASS O
                                     --------------------------------------------------------------------------------------------
                                        FOR THE
                                      SIX MONTHS
                                         ENDED                         FOR YEARS ENDED
                                       JUNE 30,      ----------------------------------------------------------------------------
                                         2004          DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,
                                      (UNAUDITED)        2003            2002            2001            2000            1999
                                     ------------    ------------    ------------    ------------    ------------    ------------
   PER SHARE OPERATING
   PERFORMANCE:
   Net investment income*            $      0.003    $      0.006    $       0.01    $       0.03    $       0.05    $       0.05
   Net gain (loss) on investments               -               -               -               -               -               -
                                     ------------    ------------    ------------    ------------    ------------    ------------
     Total from investment
     operations                             0.003           0.006            0.01            0.03            0.05            0.05
                                     ------------    ------------    ------------    ------------    ------------    ------------

   Shareholder distributions:
     Net investment income                 (0.003)         (0.006)          (0.01)          (0.03)          (0.05)          (0.05)
     Realized gain                              -               -               -               -               -               -
     Return of capital                          -               -               -               -               -               -
                                     ------------    ------------    ------------    ------------    ------------    ------------

   Net increase (decrease)                      -               -               -               -               -               -
   Net asset value at
     beginning of period                     1.00            1.00            1.00            1.00            1.00            1.00
                                     ------------    ------------    ------------    ------------    ------------    ------------
   Net asset value at end of period  $       1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                     ============    ============    ============    ============    ============    ============

   TOTAL RETURN**                             0.3%            0.6%            1.2%            3.5%            5.8%            4.6%

   SUPPLEMENTAL DATA:
   Net assets, end of period (000) $      194,085    $    208,405    $    244,933    $    190,675    $    140,622    $    126,532

   Ratio to average net assets:***
     Expenses                                0.54%           0.52%           0.48%           0.52%           0.53%           0.55%
     Net investment income                   0.52%           0.62%           1.20%           3.41%           5.79%           4.60%

   Portfolio turnover rate                      -               -               -               -               -               -

*   NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY.
*** ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                       MONEY MARKET PORTFOLIO - ADVISOR CLASS
                                       --------------------------------------
                                                                 FOR THE
                                            FOR THE               PERIOD
                                           SIX MONTHS           MARCH 31,
                                             ENDED               2003****
                                            JUNE 30,             THROUGH
                                              2004               DEC. 31,
                                           (UNAUDITED)             2003
                                          ------------         ------------
   PER SHARE OPERATING PERFORMANCE:
   Net investment income*                 $      0.001         $      0.002
   Net gain (loss) on investments                    -                    -
                                          ------------         ------------
     Total from investment
       operations                                0.001                0.002
                                          ------------         ------------

   Shareholder distributions:
     Net investment income                      (0.001)              (0.002)
     Realized gain                                   -                    -
     Return of capital                               -                    -
                                          ------------         ------------

   Net increase (decrease)                           -                    -
   Net asset value at beginning of
     period                                       1.00                 1.00
                                          ------------         ------------
   Net asset value at end of period       $       1.00         $       1.00
                                          ============         ============

   TOTAL RETURN**                                  0.1%                 0.2%

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)        $      1,570         $         34

   Ratio to average net assets:***
     Expenses                                     0.81%                0.85%
     Net investment income                        0.25%                0.20%

   Portfolio turnover rate                           -                    -

*   NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY.
*** ANNUALIZED.
****COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                              INVESTMENT GRADE BOND PORTFOLIO - CLASS O
                                     --------------------------------------------------------------------------------------------
                                       FOR THE
                                      SIX MONTHS
                                        ENDED                                      FOR YEARS ENDED
                                       JUNE 30,      ----------------------------------------------------------------------------
                                         2004          DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,
                                      (UNAUDITED)        2003            2002            2001            2000            1999
                                     ------------    ------------    ------------    ------------    ------------    ------------
   PER SHARE OPERATING
   PERFORMANCE:
   Net investment income*            $       0.24    $       0.48    $       0.56    $       0.66    $       0.68    $       0.61
   Net gain (loss) on investments           (0.22)           0.06            0.29            0.17            0.44           (0.74)
                                     ------------    ------------    ------------    ------------    ------------    ------------
     Total from investment
     operations                              0.02            0.54            0.85            0.83            1.12           (0.13)
                                     ------------    ------------    ------------    ------------    ------------    ------------

   Shareholder distributions:
     Net investment income                      -           (0.50)          (0.49)          (0.63)          (0.71)          (0.61)
     Realized gain                              -               -           (0.01)              -               -               -
     Return of capital                          -               -           (0.01)              -               -               -
                                     ------------    ------------    ------------    ------------    ------------    ------------

   Net increase (decrease)                   0.02            0.04            0.34            0.20            0.41           (0.74)
   Net asset value at
     beginning of period                    11.08           11.04           10.70           10.50           10.09           10.83
                                     ------------    ------------    ------------    ------------    ------------    ------------
   Net asset value at end of period  $      11.10    $      11.08    $      11.04    $      10.70    $      10.50    $      10.09
                                     ============    ============    ============    ============    ============    ============

   TOTAL RETURN**                             0.2%            4.9%            7.9%            7.1%           10.8%           (1.1%)

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)   $    121,126    $    124,745    $    118,958    $     78,268    $     54,947    $     49,828

   Ratio to average net assets:***
     Expenses                                0.65%           0.65%           0.59%           0.65%           0.65%           0.62%
     Net investment income                   4.29%           4.24%           5.10%           5.96%           6.52%           5.68%

   Portfolio turnover rate                     17%            143%             97%             95%             93%             93%

*  NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN
   ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. ***ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                     INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
                                     -----------------------------------------------
                                                                FOR THE
                                                 FOR THE         PERIOD
                                               SIX MONTHS       MARCH 31,
                                                  ENDED         2003****
                                                JUNE 30,        THROUGH
                                                  2004          DEC. 31,
                                               (UNAUDITED)        2003
                                              ------------    ------------
   PER SHARE OPERATING PERFORMANCE:
   Net investment income*                     $       0.22    $       0.29
   Net gain (loss) on investments                    (0.22)           0.03
                                              ------------    ------------
     Total from investment
       operations                                        -            0.32
                                              ------------    ------------

   Shareholder distributions:
     Net investment income                               -           (0.37)
     Realized gain                                       -               -
     Return of capital                                   -               -
                                              ------------    ------------

   Net increase (decrease)                               -           (0.05)
   Net asset value at beginning of
     period                                          11.07           11.12
                                              ------------    ------------
   Net asset value at end of period           $      11.07    $      11.07
                                              ============    ============

   TOTAL RETURN**                                        -             2.9%

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)            $      1,786    $      1,397

   Ratio to average net assets:***
     Expenses                                         0.96%           0.99%
     Net investment income                            3.97%           3.97%

   Portfolio turnover rate                              17%            143%

*   NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY.
*** ANNUALIZED.
****COMMENCEMENT OF OPERATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                                 ASSET DIRECTOR PORTFOLIO - CLASS O
                                     -------------------------------------------------------------------------------------------
                                        FOR THE
                                      SIX MONTHS
                                        ENDED                                     FOR YEARS ENDED
                                       JUNE 30,     ----------------------------------------------------------------------------
                                         2004         DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,
                                      (UNAUDITED)       2003            2002            2001            2000            1999
                                     ------------   ------------    ------------    ------------    ------------    ------------
   PER SHARE OPERATING
   PERFORMANCE:
   Net investment income*            $       0.15   $       0.30    $       0.35    $       0.41    $       0.49    $       0.49
   Net gain (loss) on investments            0.45           3.36           (0.72)           0.98            1.49           (0.71)
                                     ------------   ------------    ------------    ------------    ------------    ------------
     Total from investment
     operations                              0.60           3.66           (0.37)           1.39            1.98           (0.22)
                                     ------------   ------------    ------------    ------------    ------------    ------------

   Shareholder distributions:
     Net investment income                      -          (0.28)          (0.33)          (0.41)          (0.49)          (0.50)
     Realized gain                              -              -           (0.30)          (0.41)          (0.46)          (1.60)
     Return of capital                          -              -           (0.01)              -               -               -
                                     ------------   ------------    ------------    ------------    ------------    ------------

   Net increase (decrease)                   0.60           3.38           (1.01)           0.57            1.03           (2.32)
   Net asset value at
     beginning of period                    16.78          13.40           14.41           13.84           12.81           15.13
                                     ------------   ------------    ------------    ------------    ------------    ------------
   Net asset value at end of period  $      17.38   $      16.78    $      13.40    $      14.41    $      13.84    $      12.81
                                     ============   ============    ============    ============    ============    ============

   TOTAL RETURN**                             3.6%          27.5%           (2.6%)          10.6%           15.7%           (0.8%)

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)   $    179,438   $    162,254    $    107,053    $     91,096    $     68,992    $     68,816

   Ratio to average net assets:***
     Expenses                                0.60%          0.61%           0.59%           0.64%           0.64%           0.62%
     Net investment income                   1.73%          2.02%           2.47%           2.86%           3.72%           3.25%

   Portfolio turnover rate                     18%            59%             33%             39%             43%             49%

*  NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN
   ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. ***ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                      ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
                                      ----------------------------------------
                                                              FOR THE
                                                FOR THE        PERIOD
                                              SIX MONTHS      MARCH 31,
                                                ENDED         2003****
                                               JUNE 30,       THROUGH
                                                 2004         DEC. 31,
                                              (UNAUDITED)       2003
                                             ------------   ------------
   PER SHARE OPERATING PERFORMANCE:
   Net investment income*                    $       0.09   $       0.18
   Net gain (loss) on investments                    0.51           3.82
                                             ------------   ------------
     Total from investment
       operations                                    0.60           4.00
                                             ------------   ------------

   Shareholder distributions:
     Net investment income                              -          (0.19)
     Realized gain                                      -              -
     Return of capital                                  -              -
                                             ------------   ------------

   Net increase (decrease)                           0.60           3.81
   Net asset value at beginning of
     period                                         16.77          12.96
                                             ------------   ------------
   Net asset value at end of period          $      17.37   $      16.77
                                             ============   ============

   TOTAL RETURN**                                     3.4%          30.8%

   SUPPLEMENTAL DATA:
   Net assets, end of period (000)           $      3,302   $        223

   Ratio to average net assets:***
     Expenses                                        0.91%          0.89%
     Net investment income                           1.49%          1.61%

   Portfolio turnover rate                             18%            59%

*   NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY.
*** ANNUALIZED.
****COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             MANAGEMENT OF THE FUND

MANAGEMENT INFORMATION
Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. The Directors elect the officers of the Fund to actively supervise its day-to-day operations.

The Board elected Donald J.Stuhldreher, an independent Board member, as the Chairman of the Board of the Fund.This restructuring is consistent with new SEC rules requiring greater independence for the boards of mutual funds.

                                                                                            NUMBER OF
                                                                 PRINCIPAL                  PORTFOLIOS IN       OTHER
                          CURRENT             TERM OF OFFICE     OCCUPATION(S)              FUND COMPLEX        DIRECTORSHIPS
NAME, ADDRESS,            POSITION            AND LENGTH         DURING THE                 OVERSEEN BY         HELD BY
AND AGE IN 2004           WITH THE FUND       OF SERVICE         PAST 5 YEARS               DIRECTOR            DIRECTOR/NOMINEE
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

RONALD D. ANDERSON        Director            7/26/1989 to       Professor, School of              4            None
371 Cottonwood Drive                          7/17/2004          Business, Indiana
Mooresville, IN 46158                                            Univ./ Purdue Univ.-
age 65                                                           Indianapolis
                                                                 (8/88-6/2003)

DONALD J. STUHLDREHER     Chairman of the     Indefinite,        Retired since 1990                4            None
4210 Statesman Drive      Board               06/29/2004 to
Indianapolis, IN 46250                        present;
age 68                    Director            12/14/2001 to
                                              present

JEAN L. WOJTOWICZ         Director            Indefinite,        President, Cambridge              4            None
440 Coventry Way                              9/22/2003 to       Capital Management
Noblesville, IN 46060                         present            Corp.
age 47                                                           (1983-Present)

INTERESTED DIRECTORS

JAMES W. MURPHY           Director            Indefinite,        Senior Vice Pres.                 4            None
11800 Pebblepoint Pass                        7/26/1989 to       Corporate Finance
Carmel, IN 46033                              present            American United Life
age 68                                                           Insurance Company(R)
                                                                 (5/01/1997 until his
                                                                 retirement on
                                                                 4/01/2000)

The following table shows the Executive Officers of the Fund, their addresses, their ages, their positions with the Fund, their terms of office and length of time served in such positions, and their principal occupations during the past five years.

                       CURRENT POSITION    TERM OF OFFICE AND    PRINCIPAL OCCUPATIONS DURING
NAME AND AGE IN 2004*  WITH THE FUND       LENGTH OF SERVICE     THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
CONSTANCE E. LUND      Treasurer           Indefinite,           Senior Vice President, Corporate Finance, AUL
age 51                                     2/2/2000 to           (1/2000 to present); Vice President, Financial
                                           present               Reporting, AUL (6/1999 to 1/2000); Assistant Vice
                                                                 President, Financial Reporting, AUL (5/95 to 6/99)

DAYTON H. MOLENDORP    Acting President    Indefinite,           Acting President, AUL (5/2004 to present);
age 57                                     5/2004 to             Executive Vice President, AUL (2/2003 to 5/2004);
                                           present               Senior Vice President, Individual Operations, AUL
                                                                 (9/1999 to 2/2003); Vice President, Individual
                                                                 Operations, AUL (9/1987 to 9/1999)

THOMAS M. ZUREK        Secretary           Indefinite,           General Counsel and Secretary, AUL (8/2002 to
age 56                                     12/13/2002 to         present); Partner, Nymast, Good, Voigts, West,
                                           present               Hansel, and O,Brien (1992-1998; 2001-8/2002);
                                                                 General Counsel and Executive Vice President,
                                                                 American General Life Companies (1998-2001)

JOHN C. SWHEAR         Asst. Secretary;    Indefinite,           Assistant General Counsel, AUL (5/2003 to present);
age 43                                     12/13/2002 to         Investment Advisor Chief Compliance Officer, AUL
                                           present;              (06/2004 to present); Senior Counsel, AUL (8/2000-
                       Chief               Indefinite,           5/2003); Counsel, AUL (11/1996 to 8/2000)
                       Compliance          06/29/2004 to
                       Officer             present

*THE EXECUTIVE OFFICERS OF THE FUND CAN BE REACHED AT ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46282.

[AUL A ONEAMERICA(R) FINANCIAL PARTNER LOGO]   AMERICAN UNITED LIFE INSURANCE COMPANY(R)   (C) 2003 American United Life Insurance
                                               ONE AMERICAN SQUARE,P.O.BOX 368             Company(R). Allrights reserved.
                                               INDIANAPOLIS,IN 46206-0368                  OneAmerica(R)and the OneAmerica banner
                                               www.aul.com                                 are all registered trademarks of
                                                                                           OneAmerica Financial Partners,Inc.

                                                                                                            Form No. P-13959F (6/04)

ITEM 2. CODE OF ETHICS.

Not applicable with semi annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semi annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semi annual filing.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Acting President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  OneAmerica Funds, Inc.
            ---------------------------------------------------------

By (Signature and Title)        /s/ Dayton H. Molendorp
                        ----------------------------------------
                               Dayton H.  Molendorp
                               Acting President

Date                           August 24, 2004
    ------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)        /s/ Dayton H. Molendorp
                        ---------------------------------------------
                               Dayton H.  Molendorp
                               Acting President

Date                           August 24, 2004
    ------------------------------------------------------------


By (Signature and Title)        /s/ Constance E. Lund
                        ----------------------------------------
                               Constance E. Lund
                               Treasurer

Date                           August 24, 2004
    ------------------------------------------------------------